As filed with the Securities and Exchange Commission, March 31, 2016

Registration No. 333-209039

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_____________________

FORM S-1/A

Amendment #2

_____________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Axeture, Corp.

 (Exact name of registrant as specified in its charter)

Nevada	7370	47-5647710
(State or Other Jurisdiction of Incorporation or Organization)	(Primary Standard Industrial Classification Code Number)	(IRS Employer Identification No.)

William Webber

Chief Executive Officer

76508 Sweet Pea Way,

Palm Desert, CA 92211

(360) 224 - 5416

 (Address and telephone number of registrant’s principal offices)

Copies to:

Law Office of Andrew Coldicutt

1220 Rosecrans Street, PMB 258

San Diego, CA 92106

Info@ColdicuttLaw.com

Approximate date of commencement of proposed sale to the public: As soon as practical after the Registration Statement becomes effective.

If any securities being registered on this Form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, other than securities offered only in connection with dividend or interest reinvestment plans, check the following box: [X]

If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering.  [   ]

If this Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering.  [   ]

If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box.  [   ]

Indicate by check mark whether the registrant is a large accelerated filer, an accelerated filer, a non-accelerated filer, or a smaller reporting company. See the definitions of “large accelerated filer,” “accelerated filer,” and “smaller reporting company” in Rule 12b-2 of the Exchange Act.

Large accelerated filer	[ ]	Accelerated filer	[ ]
Non-accelerated filer	[ ]. (Do not check if a smaller reporting company)	Smaller reporting company	[ X ]

Indicate by check mark whether the registrant is a shell company (as defined in Rule 12b-2 of the Exchange Act).

Yes [X]    No [   ]

CALCULATION OF REGISTRATION FEE

Title of each class of securities to be registered	Amount to be registered	Proposed offering price per share(2)	Proposed maximum aggregate offering price(4)	Amount of registration fee(3)

Common Stock (1)	10,000,000	$0.01 per share	$100,000	$10.07

Total:			$100,000	$10.07

(1)	10,000,000 shares of common stock offered by the Company
(2)

There is no current market for the securities. Although the Registrant’s common stock has a par value of $0.001, the Registrant believes that the calculations offered pursuant to Rule 457(f)(2) are not applicable and, as such, the Registrant has valued the common stock, in good faith and for purposes of the registration fee. In the event of a stock split, stock dividend or similar transaction involving our common stock, the number of shares registered shall automatically be increased to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act of 1933, as amended.

(3)	Registration Fee has been paid via Fedwire.
(4)	Estimated Solely for the purpose of calculating the registration fee pursuant to Rule 457.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

PART I – INFORMATION REQUIRED IN PROSPECTUS

The information in this prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where an offer or sale is not permitted.

PRELIMINARY PROSPECTUS	Axeture, Corp.	Subject to Completion dated March 31, 2016

$100,000

Up To 10,000,000 Shares of Common Stock Offered By the Company

The name of our company is Axeture, Corp., and we were incorporated in the State of Nevada on November 13, 2015. This is our initial public offering. Our securities are not listed on any national securities exchange or the Nasdaq Stock Market. Our sole Officer and Director will offer and sell, on our behalf, up to 10,000,000 shares of our common stock at $.01 per share on a best efforts basis that will not utilize a third party underwriter or broker-dealer (the “Offering”).  Our sole Officer and Director will not receive any compensation for selling Shares in the Offering.  Our sole Officer and Director will solicit investments in the Shares from friends, family and those persons with which he has a prior business relationship and that he reasonably believes would have an interest in investing in the Company.  Our sole Officer and Director will distribute to all interested investors a copy of the Company’s then effective Prospectus.

Completion of this Offering is not subject to us raising a minimum amount of money.  The Offering is intended to be a self-underwritten public offering, with no minimum purchase requirement. We may receive no proceeds from this Offering and potential investors may end up holding shares in a company that has not received enough proceeds to fully begin its operations and has no market for its shares. Shares will be offered on a best efforts basis and we do not intend to use an underwriter for this Offering.

This Offering will terminate 180 days from the effective date of this Prospectus (the “Termination Date”), unless extended by the Board of Directors for an additional 90 days, although we may close the Offering on any date prior to the Termination Date, if the Offering is fully subscribed or upon the vote of the Board of Directors.  Reasons the Board may consider in determining whether to extend or terminate the Offering may include, but are not limited to: amount of funds raised, potential to raise additional capital, and response to the Offering as of that date.

There is currently no established public trading market for our securities and an active trading market in our securities may not develop or, if it is developed, may not be sustained.  A market maker is needed to file an application with the Financial Industry Regulatory Authority (“FINRA”) on our behalf so that the shares of our common stock may be quoted on an inter-dealer quotation system such as the OTC Markets or the Nasdaq OMX.  Commencing upon the effectiveness of our registration statement of which this Prospectus is a part, we will seek out a market maker.  There can be no assurance that the market maker’s application will be accepted by FINRA, nor can we estimate as to the time period that the application will require to be completed, submitted or approved, if at all.   We are currently a shell company as defined by Rule 12b-2 of the Exchange Act.

This Offering involves a high degree of risk.  Please see Risk Factors starting on page 7 to read about factors you should consider before buying any of the Shares pursuant to this Offering.

	Offering Price ($)	Offering Expenses ($)(1)	Net Proceeds to Us if 25% of Shares Sold (2,500,000 Shares) ($)	Net Proceeds to Us if 50% of Shares Sold (5,000,000 Shares) ($)	Net Proceeds to Us if 75% of Shares Sold (7,500,000 Shares) ($)	Net Proceeds to Us if 100% of Shares Sold (10,000,000 Shares) ($)
Per Share	0.01	0.01	0.01	0.01	0.01	0.01
Total (3)	100,000	12,600(2)	12,400	37,400	62,400	87,400

(1)	The total amount of offering expenses is estimated to be $12,600. See “Use of Proceeds” for additional information.
(2)

There are no underwriting discounts or commissions being paid in connection with this offering.   Our Director will not receive any compensation for his role in offering or selling the shares in this offering.

(3)	Net Proceeds includes the deduction of offering expenses estimated to be $12,600.

There is no public trading market for our securities, and if a market develops for our securities, it will most likely be limited, sporadic and highly volatile. If no market develops, you will not be able to resell your shares publicly.

We are an “emerging growth company” under the federal securities laws and will therefore be subject to reduced public company reporting requirements. Investment in the common stock offered by this prospectus involves a high degree of risk. You may lose your entire investment.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is March 31, 2016

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You should rely only on the information contained in this Prospectus and in any Prospectus Supplement we may file after the date of this Prospectus. We have not authorized anyone to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The information contained in this Prospectus is accurate only as of the date of this Prospectus, regardless of the time of delivery of this Prospectus or of any sale of our securities.

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ITEM 3. PROSPECTUS SUMMARY

Axeture, Corp.

This summary contains material information about us and the offering which is described in detail elsewhere in the Prospectus. Since it may not include all of the information you may consider important or relevant to your investment decision, you should read the entire Prospectus carefully, including the more detailed information regarding our company, the risks of purchasing our common stock discussed under “Risk Factors” on page 6, and our financial statements and the accompanying notes.

Unless the context otherwise requires, the terms “we,” “our,” “us,” the “Company,” “Axeture,” and “AXTU” refer to Axeture, Corp., a Nevada corporation.

Our Business

Axeture, Corp., was incorporated in the State of Nevada on November 13, 2015 under the same name. Since inception, Axeture has not generated revenues and has accumulated losses in the amount of $4,947 from inception through November 30, 2015. Our strategy is to develop and create a mobile application that will allow the mobile phone user to find and access all their favorite applications in an easy to use interface that is highly customizable by the user, which will also allow advertisers to directly target our customers based on their specific interests and the content they place on our mobile application.  We will also build a website that will assist us in marketing our mobile application and help educate the public as to what our mobile application can do for them. We believe that there is a niche in this area as currently, mobile phone users are limited in their choice of display and access of their applications by the type of mobile phone that they use and also because advertisers are similarly limited in their ability to send targeted advertisements to the users of applications on mobile phones.

Axeture is a development stage company that does not currently have any business operations and has not generated any revenues. The Company will not be profitable until it derives sufficient revenues and cash flows from the marketing of its products.  Axeture believes that, if it obtains the proceeds from this offering, it will be able to implement its business plan and conduct business pursuant to the business plan for the next twelve months.   Axeture, Corp.’s operations to date have been devoted primarily to start-up and development activities, which include the following:

1.

Development of the Axeture, Corp., business plan.

2.

Defining initial short-term and long-term marketing efforts including app versions and targeted markets.

3.

Research of potential programmers for developing our app.  This included hourly rates and the number of hours required to develop our app.  We have incorporated these numbers and fees into our Use of Proceeds budget.

4.

Completed due diligence on initial planned geographic region to market our app.

Axeture has never been party to any bankruptcy, receivership or similar proceeding, nor has it undergone any material reclassification, merger, consolidation, purchase or sale of a significant amount of assets not in the ordinary course of business.

The voting control of our common stock is possessed by William Webber, our sole Officer and Director, who was issued 15,000,000 shares, or 100%, of our common stock for $15,000 in the year 2015.  After this Offering, assuming all of the shares in this Offering are sold, which there can be no guarantee, Mr. Webber will still retain 66.7% ownership and control in the Company.

We currently do not have patents on our Axeture mobile applications or concepts. Please refer to “Description of Our Business.” We have no revenues since inception, have sustained losses since inception, do not have any employees, our CEO has little experience in mobile applications design, we have been issued a going concern opinion by our auditors and rely upon the sale of our securities to fund operations. Mr. Webber, will dedicate at least twenty-five hours per week towards Axeture and its business affairs. We may not generate sufficient revenues even if we are able to gain market acceptance of our mobile applications. Accordingly, we will be dependent on future financings in order to maintain our operations and continue our research and development. Please refer to “Risk Factors.”

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The minimum amount of proceeds required to have an operating business for the next 12 months is $25,000, the sum of the professional, legal fees, accounting, auditing, filing fees and our Plan of Operations based on minimal operations. We will not be capable of going on if we do not raise at least 25% of the offering. If we raise less than 25% of our offering, we plan to proceed with our business plan as stated. We will resort to borrowing funds from our Director or selling additional common stock. We have no commitments from our Director or any other source to provide additional financing, and if we are unable to sell stock in this Offering we may not be able to raise money after this Offering through the sale of additional common stock.  If we are unable to raise a minimum of $25,000 from this offering and/or obtain such minimum amount in combination with other potential sources of equity and/or debt financing on a timely basis, we will not be able to complete our operations based on our estimated expenditures of raising at least 25% of the offering, and will not be able to expand our business. We do not have any arrangements to sell additional shares at this time other than the proceeds from this offering.

In the event that we raise at least $50,000 from the sale of shares in this offering (i.e., 50% of the shares being offered are sold), during the next 12 months, we will be able to have an operating business as well as meet our minimum public company reporting requirements, allow for marketing of our Company, including developing our mobile application and website, and hiring of contractors.  At this level the Company would be able to significantly develop our mobile application as well as implement a sales and marketing campaign. We would not be able to implement the ongoing development of our mobile application, nor would we be able to fully initialize our sales and marketing campaign or pay salaries or hire as many contractors as we need, as further discussed in our Plan of Operations.

If 100% of the offered Shares are sold the Company will receive the maximum proceeds of $87,400 after paying the Company’s offering expenses. The Company plans to allocate the net proceeds from this Offering as follows:  $27,500 to our Sales and Marketing Budget, $21,000 to Salaries for employees and independent contractors, $15,000 for the development of our Mobile Application, $6,000 for the construction of our website, $5,000 to the ongoing development and optimization of our mobile application, $9,600 to accounting and legal fees, $1,700 to Edgar fees and $1,600 office supplies. If we raise the full amount from this Offering we will be able to implement all of expenditures listed in our Plan of Operations.

If 75% of the offered Shares are sold the Company will receive $62,400, after paying offering expenses.  In this case, the Company plans to allocate the net proceeds from this Offering as follows: $18,500 to our Sales and Marketing Budget, $12,000 to Salaries for employees and independent contractors, $13,000 for the development of our Mobile Application, $4,000 to the construction of our website, $2,400 to the ongoing development and optimization of our mobile application, $9,600 to accounting and legal fees, $1,700 to Edgar fees and $1,200 in office supplies. If we sell 75% of the offered Shares we will still be able to build our website and have sufficient marketing budget that we will have the ability to get our application out in the market; though to a lesser extent than if we raised the full 100%. If we raise 75% of the Offering the Company would be able to most of our Plan of Operations by further developing our mobile application, and we would be able to hire more contractors. We would not be able to fully implement all of our Plan of Operations, as we would not be able to initiate as strong of a sales and marketing campaign or hire as many contractors as we plan to.

If 50% of the offered Shares are sold the Company would receive $37,400, after paying offering expenses. The Company would further cut the funding to its use of proceeds as follows: $9,000 to our Sales and Marketing Budget, $2,800 to Salaries for employees and independent contractors, $12,000 for the development of our Mobile Application, $1,500 to the construction of our website, $9,600 to accounting and legal fees, $1,700 to Edgar fees and $800 to office supplies. At this level the Company would be still be able to complete our mobile application and initiate a smaller sales and marketing campaign. We would still be able to hire a contractor, but at a lesser extent than if we were fully funded. At this level of financial raise, we would be constrained in hiring contractors, or paying salaries, also we would not have sufficient funds to pay for any ongoing mobile application development.

If the Company sells 25% of the Shares under the Offering it would be severely restricted in its operating plans and only have sufficient proceeds to cover offering expenses, operate the Company for the year, and it will have to pay the remainder of the expenses out of additional financing which it has not yet received. The Company will still spend $1,100 on Mobile Application, and $9,600 to accounting and legal fees and we would not have sufficient proceeds to develop our application, build our website or hire any employees or contractors. In this

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instance, it will have to seek out additional capital from alternate sources to fully execute the plan of operations. If such funds are not available, the business would likely fail and any investment would be lost. If we only raise 25% of the Offering, we will only be able to partially implement our Plan of Operations. We would be able to start to develop a basic mobile application and have enough money to pay for 12 months of operations.

See “Use of Proceeds” “Description of Business - The Company - Plan of Operations” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” for additional information.

Since there is no minimum amount of shares that must be sold by the company, we may receive no proceeds or very minimal proceeds from the offering and potential investors may end up holding shares in a company that has not received enough proceeds from the offering to begin operations and has no market for its shares.

The Company qualifies as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act (the “JOBS Act”).

The Company’s fiscal year end is November 30.

Where You Can Find Us

Our office is located at 76508 Sweet Pea Way, Palm Desert, CA 92211.

The telephone number is (360) 224 – 5416. Our website address is www.axeturecorp.com.  Currently our website is under development and not operational.

Our History

We were incorporated under the laws of the State of Nevada on November 13, 2015.

On November 13, 2015, we appointed William Webber to be the President, Chief Executive Officer, Treasurer, Chief Financial Officer, and Director of the Company.

We received our initial funding of $15,000 through the sale of common stock to our President, William Webber, who purchased 15,000,000 shares of our common stock at $0.001 per share on December 3, 2015.

About this offering

This Prospectus relates to a total of 10,000,000 shares of common stock of Axeture, Corp., a Nevada corporation.

Shares being Registered by the Company

This is the Company’s initial public offering.  The Company is offering 10,000,000 Shares of its common stock for sale in a self-underwritten, best-efforts offering.  The Company will receive up to $87,400 (after offering expenses) in the event that all the 10,000,000 shares of common stock are sold, of which there can be no assurance.

The proceeds, if any, will be used for general working capital purposes.  This offering will terminate on the earlier of the sale of all of the shares offered or 180 days after the date of the prospectus, unless extended an additional 90 days by the Board of Directors.

The Company qualifies as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act (the “JOBS Act”). We intend to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.  Our election

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allows us to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until they apply to private companies.  Therefore, as a result of our election, our financial statements may not be comparable to companies that comply with public company effective dates.

THE OFFERING

Terms Of The Offering

As of the date of this prospectus, The Company has 15,000,000 shares of Common Stock issued and outstanding. The Company is registering an additional 10,000,000 shares of its Common Stock for sale at the price of $.01 per share. There is no arrangement to address the possible effect of the Offering on the price of the stock.

In connection with the Company’s selling efforts in the Offering, William Webber will not register as a broker-dealer pursuant to Section 15 of the Exchange Act, but rather will rely upon the “safe harbor” provisions of SEC Rule 3a4-1, promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Generally speaking, Rule 3a4-1 provides an exemption from the broker-dealer registration requirements of the Exchange Act for persons associated with an issuer that participate in an Offering of the issuer’s securities. Mr. Webber is not subject to any statutory disqualification, as that term is defined in Section 3(a)(39) of the Exchange Act. Mr. Webber will not be compensated in connection with his participation in the Offering by the payment of commissions or other remuneration based either directly or indirectly on transactions in the securities. Mr. Webber is not, nor has he been within the past 12 months, a broker or dealer, and he has not, nor has he been within the past 12 months, an associated person of a broker or dealer. At the end of the Offering, Mr. Webber will continue to primarily perform substantial duties for the Company or on its behalf otherwise than in connection with transactions in securities. Mr. Webber has not participated in another offering of securities pursuant to the Exchange Act Rule 3a4-1 in the past twelve months. Additionally, he has not and will not participate in selling an offering of securities for any issuer more than once every 12 months other than in reliance on the Exchange Act Rule 3a4-1(a)(4)(i) or (iii).

In order to comply with the applicable securities laws of certain states, the securities will be offered or sold in those states only if they have been registered or qualified for sale; an exemption from such registration or if qualification requirement is available and with which the Company has complied. In addition, and without limiting the foregoing, the Company will be subject to applicable provisions, rules and regulations under the Exchange Act with regard to security transactions during the period of time when this Registration Statement is effective.

There is no guarantee the Company will be able to sell the shares being offered in this prospectus. If it is unable to sell enough shares to complete its plan of operations, the business could fail.

Following is a brief summary of this offering.  Please see the “Plan of Distribution” section for a more detailed description of the terms of the offering.

Securities Being Offered by the Company:	10,000,000 shares of Common stock, par value $0.001, on a best-efforts basis
Offering Price per Share:	The offering price per share is: $.01 per share for the 10,000,000 shares offered by the Company;
Offering Period:	The shares being sold by the Company are being offered for a period not to exceed 180 days, unless extended by the Board of Directors for an additional 90 days.
Net Proceeds to The Company:	$87,400, if all the shares are sold (Total Net Offering Proceeds).
Use of Proceeds:

The Company intends to use the proceeds for day to day business operations. We anticipate that any net proceeds we receive in connection with the sale of the shares will be used for continued development of our products and for general corporate purposes and working capital.

Number of Shares Outstanding Before the Offering	15,000,000
Number of Shares Outstanding After the Offering:	Up to 25,000,000, if all the shares are sold.
Registration Costs:	Management estimates the total offering registration costs to be $12,600.

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The Company’s Officer, Director and control person does not intend to purchase any shares in this offering.

Jumpstart Our Business Startups Act:

The Company qualifies as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act (the “JOBS Act”).  For so long as we are an emerging growth company, we will not be required to:

●	have an auditor report on our internal controls over financial reporting pursuant to Section 404(b) of the Sarbanes-Oxley Act;

●

comply with any requirement that may be adopted by the Public Company Accounting Oversight Board regarding mandatory audit firm rotation or a supplement to the auditor’s report providing additional information about the audit and the financial statements (i.e., an auditor discussion and analysis);

●	submit certain executive compensation matters to shareholder advisory votes, such as “say-on-pay” and “say-on-frequency;” and

●	disclose certain executive compensation related items such as the correlation between executive compensation and performance and comparisons of the CEO’s compensation to median employee compensation.

In addition, Section 107 of the JOBS Act also provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. In other words, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We will remain an emerging growth company for up to five full fiscal years, although if the market value of our common stock that is held by non-affiliates exceeds $700 million as of any May 30 before that time, we would cease to be an emerging growth company as of the following May 30, or if our annual revenues exceed $1 billion, we would cease to be an emerging growth company the following fiscal year, or if we issue more than $1 billion in non-convertible debt in a three-year period, we would cease to be an emerging growth company immediately.

We will elect to take advantage of the extended transition period for complying with new or revised accounting standards under section 102(b)(1).  This election allows us to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies.

SUMMARY FINANCIAL DATA

The summarized financial data presented below is derived from, and should be read in conjunction with, our audited financial statements and related notes from November 13, 2015 (date of inception) to November 30, 2015, included on Page F-1 in this prospectus and the reviewed financial statements for the period ended November 30, 2015.

Financial Summary	November 30, 2015 ($)
Cash and Deposits	-
Total Assets	-
Total Liabilities and stockholders' equity	$(4,947)

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Statement of Operations	Accumulated From November 13, 2015 (Inception) to November 30, 2015 ($)
Revenues	-
Cost of Revenues	-
Total Expenses	4,947
Net income for the Period	$(4,947)

We currently have minimal operations and no revenue. Our net loss as of November 30, 2015, was $4,947. We anticipate that we will continue to generate losses into the future, until we can generate revenue sufficient to cover our expenses, which there is no guarantee will ever occur.

Risk Associated With Our Business

The accompanying financial statements have been prepared assuming Axeture will continue as a going concern.  As discussed in Note 3 to the financial statements, Axeture has not generated any cash flow from operations and has accumulated losses since inception.  We currently spend approximately $3,000 a quarter on financial and legal services, and solely rely on our Officer and Director to provide our funding. We believe that our currently available capital resources will not meet our present and near-term cash needs and thus we will require additional cash resources, including the sale of equity and or debt securities, to meet our planned capital expenditures and working capital requirements for the next 12 months.  We will need a minimum of $25,000 in order to sustain operations for the next twelve months.  We will require additional cash resources due to implement our business strategy, to develop our application and begin our marketing initiatives. If our own financial resources are insufficient to satisfy our capital requirements, we may seek to sell additional equity or debt securities or obtain additional credit facilities. The sale of additional equity securities will result in dilution to our stockholders. The incurrence of indebtedness will result in increased debt service obligations and could require us to agree to operating and financial covenants that could restrict our operations or modify our plans to grow the business. Financing may not be available in amounts or on terms acceptable to us, if at all. Any failure by us to raise additional funds on terms favorable to us, or at all, will limit our ability to expand our business operations and could harm our overall business prospects.

These factors raise substantial doubt about Axeture’s ability to continue as a going concern.  Axeture is in the development stage and to date has not generated any revenue.  In a developing company, management devotes most of its activities to the development and marketing of the Company’s products and services.  The financial statements have been prepared on a going concern basis, which implies that Axeture will continue to realize its assets and discharge its liabilities in the normal course of business.  Axeture is unlikely to pay dividends or generate significant earnings in the immediate or foreseeable future.  There is no guarantee that Axeture will be able to raise any equity financing or generate profitable operations. As of November 30, 2015, Axeture has accumulated losses of $4,947 since inception.  These factors raise substantial doubt regarding Axeture’s ability to continue as a going concern.

RISK FACTORS

The following risk factors should be considered carefully in addition to the other information contained in this report. This report contains forward-looking statements. Forward-looking statements relate to future events or our future financial performance. We generally identify forward-looking statements by terminology such as “may,” “will,” “should,” “expects,” “plans,” “anticipates,” “could,” “intends,” “target,” “projects,” “contemplates,” “believes,” “estimates,” “predicts,” “potential” or “continue” or the negative of these terms or other similar words. These statements are only predictions. The outcome of the events described in these forward-looking statements is subject to known and unknown risks, uncertainties and other factors that may cause our customers’ or our industry’s actual results, levels of activity, performance or achievements expressed or implied by these forward-looking statements, to differ. “Risk Factors,” “Management’s Discussion and Analysis,” and “Business,” as well as other sections in this report, discuss some of the factors that could contribute to these differences.

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Risks Related to Our Business and Industry

We are in early stages of development, have not generated any revenues and have had only minimal operational activities since inception.

We have earned not earned any revenues. In addition, we have net loss of $4,947 for the period from our inception (November 13, 2015) through November 30, 2015.

Our independent registered public accounting firm has expressed substantial doubt about our ability to continue as a going concern, which may hinder our ability to obtain future financing.

Our independent registered public accounting firm has issued its report, which includes an explanatory paragraph for going concern uncertainty on our consolidated financial statements as of and for the period ended November 30, 2015. Because we have not generated any revenues from our operations our ability to continue as a going concern is currently heavily dependent upon our ability to obtain additional financing to sustain our operations. Such financing may take the form of the issuance of common or preferred stock or debt securities, or may involve bank financing. The fact that our auditors have issued a “going concern” opinion may hinder our ability to obtain additional financing in the future. Currently, we have no commitments to obtain any additional financing, and there can be no assurance that financing will be available in amounts or on terms acceptable to us, if at all.

If we encounter unforeseen difficulties with our business or operations in the future that require us to obtain additional working capital, and we cannot obtain additional working capital on favorable terms, or at all, our business may suffer.

To date, we have relied solely upon cash from the private sale of equity securities and loans from our sole Officer and Director.

We may encounter unforeseen difficulties with our business or operations in the future that may deplete our capital resources more rapidly than anticipated.  As a result, we may be required to obtain additional working capital in the future through bank credit facilities, public or private debt or equity financings, or otherwise.  We have not identified other sources for additional funding and cannot be certain that additional funding will be available on acceptable terms, or at all.  If we are required to raise additional working capital in the future, such financing may be unavailable to us on favorable terms, if at all, or may be dilutive to our existing stockholders. If we fail to obtain additional working capital as and when needed, such failure could have a material adverse impact on our business, results of operations and financial condition.  Furthermore, such lack of funds may inhibit our ability to respond to competitive pressures or unanticipated capital needs, or may force us to reduce operating expenses, which could significantly harm the business and development of operations. Because our independent auditors have expressed doubt as to our ability to continue as a “going concern,” as reported in their report on our financial statements, our ability to raise capital may be severely hampered. Similarly, our ability to borrow any such capital may be more expensive and difficult to obtain until this “going concern” uncertainty is resolved.

We manage our business towards the achievement of long-term growth, which may not be consistent with the short-term expectations of some investors, and may cause significant fluctuations in our quarterly results.

As a company, we believe in the long term.  As a public company, this will not change. If opportunities arise that might cause us to sacrifice our performance with respect to short-term financial or business metrics, but that we believe are in the best interests of our stockholders, we will take those opportunities. We plan to continue to manage our business towards the achievement of long-term growth that we believe will positively impact long-term stockholder value, and not towards the realization of short-term financial or business metrics, or short-term stockholder value.

We focus on growing our customer base by launching new and innovative core functionality and value added services to address our customers’ and our advertisers’ needs, developing new products for adjacent markets and additional sales opportunities, and improving the experience of our users across our targeted markets.  We prioritize product innovation and user experience over short-term financial or business metrics. We will make decisions that reduce our short-term operating results if we believe that these decisions are consistent with our strategic objective to achieve long-term growth.  These decisions may not be consistent with the short-term

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expectations of some investors, and may cause significant fluctuations in our operating results from period to period.  In addition, notwithstanding our intention to make strategic decisions that positively impact long-term stockholder value, the decisions we make may not produce the long-term benefits we expect.

Following this offering, our executive Officer, Director and principal stockholder will control a majority of the combined voting power (66.7% assuming all shares are sold in this Offering) of our outstanding capital stock.  As a result, he will be able to continue to exercise significant influence and control over the establishment and implementation of our future business plans and strategic objectives, as well as control all matters submitted to our stockholders for approval. This person may manage our business in ways with which you disagree and which may be adverse to your interests.

Technological changes in Smartphones’ and web applications could render our products uncompetitive or obsolete, which could reduce our market share and cause our revenues to decline.

The smartphone and web application market is characterized by continually changing technology requiring improved and updated features.  Our failure to further refine and improve our technology and develop and introduce new products could cause our products to become uncompetitive, obsolete, or unpopular, which could reduce our market share and cause our revenues to decline.  The smartphone and web application industry is rapidly evolving and competitive.  We will need to invest significant financial resources in research and development to keep pace with technological advances in the industry and to effectively compete in the future. A variety of competing applications are under development by other companies that could result in lower product costs or higher product performance than those expected for our products.  Our development efforts may be rendered obsolete by the technological advances of others, and other technologies may prove more advantageous for the commercialization of products.

Because we have not earned or generated any revenues, we expect to incur operating losses for the foreseeable future.

We have not generated or earned any revenues. Prior to building our mobile application and website; we anticipate that we will incur increased operating expenses without realizing any revenues. We therefore expect to incur significant losses into the foreseeable future. If we are unable to generate financing to continue the development of our mobile application and website, we will fail and you will lose your entire investment.

Our future performance is dependent on our ability to retain key personnel, loss of which would adversely affect our success and growth.

Our performance is substantially dependent on the performance of our senior management. In particular, our success depends on the continued efforts of William Webber, our sole Officer and Director. The loss of his services could have a material adverse effect on our business, results of operations and financial condition as our potential future revenues would most likely dramatically decline and our costs of operations would rise. We do not have employment agreements in place with our Officer, nor do we have key person insurance covering his loss.

Our future success may be dependent upon our obtaining intellectual property rights and know-how and protecting these rights.

Some of the key assets of the Company will be in its obtaining of licenses and intellectual property rights, its know-how and the expertise, capabilities and relationships brought to the Company by its management.  The Company will continually develop its intellectual property portfolio, and trademarks. The Company currently has no patents pending on our mobile application.  As the business progresses, the Company plans on continually building out its portfolio of owned and licensed intellectual property, and take all appropriate steps to protect these rights. No assurances can be given that the Company will be successful in building out its portfolio of owned and licensed intellectual property and in protecting these rights.

Our success is tied to the adequacy of the mobile phone and internet infrastructure.

Our future revenues and profits, if any, substantially depend upon the continued widespread use of the internet through the use of mobile phones, as an effective medium of business and communication. Factors which could reduce the widespread use of the internet include:

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actual or perceived lack of security of information or privacy protection;

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possible disruptions, computer viruses or other damage to the internet servers or to users’ computers; and

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excessive governmental regulation.

We have little control over these factors or their effect on our business.

Compliance with changing regulation of corporate governance and public disclosure may result in additional expenses.

Changing laws, regulations and standards relating to corporate governance and public disclosure, including Securities Exchange Commission (the “SEC”) regulations and NASDAQ Market rules, are creating uncertainty for companies. These new or changed laws, regulations and standards are subject to varying interpretations in many cases due to their lack of specificity, and as a result, their application in practice may evolve over time as new guidance is provided by regulatory and governing bodies, which could result in continuing uncertainty regarding compliance matters and higher costs necessitated by ongoing revisions to disclosure and governance practices. We are committed to maintaining high standards of corporate governance and public disclosure.  As a result, we intend to invest resources to comply with evolving laws, regulations and standards, and this investment may result in increased general and administrative expenses and a diversion of management time and attention from revenue-generating activities to compliance activities. If our efforts to comply with new or changed laws, regulations and standards differ from the activities intended by regulatory or governing bodies due to ambiguities related to practice, our reputation may be harmed.

If we are the subject of an intellectual property infringement claim, the cost of participating in any litigation could cause us to go out of business.

There has been, and we believe that there will continue to be, significant litigation and demands for licenses in our industry regarding patent and other intellectual property rights. Although we anticipate having a valid defense to any allegation that our current products, production methods and other activities infringe the valid and enforceable intellectual property rights of any third parties, we cannot be certain that a third party will not challenge our position in the future. Other parties may own patent rights that we might infringe with our products or other activities, and our competitors or other patent holders may assert that our products and the methods we employ are covered by their patents. These parties could bring claims against us that would cause us to incur substantial litigation expenses and, if successful, may require us to pay substantial damages. Some of our potential competitors may be better able to sustain the costs of complex patent litigation, and depending on the circumstances, we could be forced to stop or delay our research, development, manufacturing or sales activities. Any of these costs could cause us to go out of business.

Our products may not gain commercial or market acceptance, which would prevent us from achieving increased revenues and market share.

The development of a successful market for our products may be adversely affected by a number of factors, many of which are beyond our control, including:

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our failure to produce products or services that compete favorably against other products or services on the basis of cost, quality, and performance;

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any limitations or perceived inefficiencies;

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the willingness of the target population to try our services or products and whether or not customers will accept our services or products; and

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the strength of marketing, service and product support and timing of market introduction.

If our services or products fail to gain market acceptance, we would be unable to realize revenues, gain or increase market share and achieve and sustain profitability.

As our business grows, we will need to attract additional managerial employees which we might not be able to do.

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Mr. William Webber is our President, Secretary Treasurer, and sole Director.  In order to grow and implement our business plan, we would need to add managerial talent in sales, technical, and finance to support our business plan. There is no guarantee that we will be successful in adding such managerial talent.

Should we lose the services of William Webber, our founder, President, Secretary, Treasurer and sole Director, our financial condition and proposed expansion may be negatively impacted.

Our future depends on the continued contributions of William Webber, our founder, President, Secretary, Treasurer and sole Director, who would be difficult to replace. The services of Mr. Webber are critical to the management of our business and operations. We do not maintain key man life insurance on Mr. Webber. Should we lose the services of Mr. Webber and be unable to replace his services with equally competent and experienced personnel, our operational goals and strategies may be adversely affected, which will negatively affect our potential revenues.

Because we do not have an audit or compensation committee, shareholders will have to rely on the one member of our Board of Directors who is not independent to perform these functions.

We do not have an audit or compensation committee or Board of Directors as a whole that is composed of independent Directors. These functions are performed by our sole Director. Because our Director is not independent, there is a potential conflict between his or our interests and our shareholders’ interests since William Webber, our sole board member is also our President, Secretary and Treasurer who will participate in discussions concerning management compensation and audit issues that may affect management decisions. Until we have an audit committee or independent Directors, there may be less oversight of management decisions and activities and little ability for minority shareholders to challenge or reverse those activities and decisions, even if they are not in the best interests of minority shareholders.

We face intense competition in our industry. If we are unable to compete successfully, our business will be seriously harmed.

The market for mobile applications is highly competitive and has low barriers to entry. Our competitors vary in size and in the variety of services they offer. Many of our current and potential competitors have longer operating histories, significantly greater financial, technical, marketing and other resources, and an established client base.

These competitors may be able to adapt more quickly to new or emerging online marketing technologies and changes in customer requirements. They may also be able to devote greater resources to the promotion and sales of their mobile applications than we can, or may adopt more aggressive pricing policies. If we fail to compete successfully against our competitors, we may never generate revenue and our business could be harmed.

Our mobile application may become obsolete and unmarketable if we are unable to respond adequately to rapidly changing technology and customer demands.

Our industry is characterized by rapid changes in technology and market demands. As a result, our mobile application and technology may quickly become obsolete and unmarketable. Our future success will depend on our ability to adapt to technological advances, anticipate market demands, develop new services for our mobile application and enhance the services we provide on our mobile application on a timely and cost-effective basis. Further, our mobile application must remain competitive with those of other companies with substantially greater resources. We may experience technical or other difficulties that could delay or prevent the development, introduction or marketing of new mobile applications or enhancing versions of our mobile application. Also, we may not be able to adapt new or enhanced mobile applications to emerging industry or governmental standards.

Implications of Being an Emerging Growth Company.

As a company with less than $1.0 billion in revenue during its last fiscal year, we qualify as an "emerging growth company" as defined in the JOBS Act. For as long as a company is deemed to be an emerging growth company, it may take advantage of specified reduced reporting and other regulatory requirements that are generally unavailable to other public companies.  These provisions include:

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-	A requirement to have only two years of audited financial statements and only two years of related Management's Discussion and Analysis included in an initial public offering registration statement;
-	an exemption to provide less than five years of selected financial data in an initial public offering registration statement;
-	an exemption from the auditor attestation requirement in the assessment of the emerging growth company's internal controls over financial reporting;
-	an exemption from the adoption of new or revised financial accounting standards until they would apply to private companies;
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an exemption from compliance with any new requirements adopted by the Public Company Accounting Oversight Board requiring mandatory audit firm rotation or a supplement to the auditor's report in which the auditor would be required to provide additional information about the audit and the financial statements of the issuer; an

-	reduced disclosure about the emerging growth company's executive compensation arrangements

An emerging growth company is also exempt from Section 404(b) of Sarbanes Oxley which requires that the registered accounting firm shall, in the same report, attest to and report on the assessment on the effectiveness of the internal control structure and procedures for financial reporting. Similarly, as a Smaller Reporting Company we are exempt from Section 404(b) of the Sarbanes-Oxley Act and our independent registered public accounting firm will not be required to formally attest to the effectiveness of our internal control over financial reporting until such time as we cease being a Smaller Reporting Company.

As an emerging growth company, we are exempt from Section 14A (a) and (b) of the Securities Exchange Act of 1934 which require the shareholder approval of executive compensation and golden parachutes.

Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards.  In other words, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies.  We have elected to take advantage of the benefits of this extended transition period.  Our financial statements may therefore not be comparable to those of companies that comply with such new or revised accounting standards.

We would cease to be an emerging growth company upon the earliest of:

-	the first fiscal year following the fifth anniversary of this offering,
-	the first fiscal year after our annual gross revenues are $1 billion or more,
-	the date on which we have, during the previous three-year period, issued more than $1 billion in non-convertible debt securities, or
-	as of the end of any fiscal year in which the market value of our common stock held by non-affiliates exceeded $700 million as of the end of the second quarter of that fiscal year.

The Company will elect to take advantage of the extended transition period for complying with new or revised accounting standards under section 102(b)(1).

This election allows the Company to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. As a result of this election the financial statements may not be comparable to companies that comply with public company effective dates.

The lack of public company experience of our management could adversely impact our ability to comply with the reporting requirements of U.S. securities laws.

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Mr. Webber, lacks public company experience, which could impair our ability to comply with legal and regulatory requirements such as those imposed by Sarbanes-Oxley Act of 2002. Our CEO has never been responsible for managing a publicly traded company. Such responsibilities include complying with federal securities laws and making required disclosures on a timely basis. Any such deficiencies, weaknesses or lack of compliance could have a materially adverse effect on our ability to comply with the reporting requirements of the Securities Exchange Act of 1934, as amended, which is necessary to maintain our public company status. If we were to fail to fulfill those obligations, our ability to continue as a U.S. public company would be in jeopardy, in which event you could lose your entire investment in our company.

RISKS RELATING TO OUR COMMON SHARES

Because we are considered to be a "shell company" under applicable securities rules, investors may not be able to rely on the resale exemption provided by Rule 144 of the Securities Act.  As a result, investors may not be able to re-sell our shares and could lose their entire investment. We are also, subject to additional disclosure requirements if we acquire or dispose of significant assets in the course of our business. We will incur additional costs in meeting these requirements, which will adversely impact our financial performance and, therefore, the value of your investment.

We are considered to be a "shell company" under Rule 405 of Regulation C of the Securities Act.  A "shell company" is a company with either no or nominal operations or assets, or assets consisting solely of cash and cash equivalents. As a result, our investors are not allowed to rely on Rule 144 of the Securities Act for a period of one year from the date that we cease to be a shell company. Because investors may not be able to rely on an exemption for the resale of their shares other than Rule 144, and there is no guarantee that we will cease to be a shell company, they may not be able to re-sell our shares in the future and could lose their entire investment as a result.

Because we are considered to be a "shell company" under Rule 405 of Regulation C of the Securities Act, we are also, subject to additional disclosure requirements if we entered into a transaction which results in a significant acquisition or disposition of assets.  In such a situation, we must provide prospectus-level, detailed disclosure regarding the transaction, as well as detailed financial information.  In order to comply with these requirements, we will incur additional legal and accounting costs, which will adversely impact our results of operations.  As a result, the value of an investment in our shares may decline as a result of these additional costs.

Rule 144 safe harbor is unavailable for the resale of shares issued by us unless and until we have ceased to be a shell company and have satisfied the requirements of rule 144(i)(1)(2).

The SEC has adopted final rules amending Rule 144 which became effective on February 15, 2008.  Accordingly, the securities in this offering can only be resold through registration under the Securities Act, meeting the safe harbor provisions of paragraph (i) of Rule 144, or in reliance upon Section 4(1) of the Securities Act of 1933 for non-affiliates.

Pursuant to Rule 144, one year must elapse from the time a "shell company", as defined in Rule 405 of the Securities Act and Rule 12b-2 of the Exchange Act, ceases to be a "shell company" and files Form 10 information with the SEC, during which time the issuer must remain current in its filing obligations, before a restricted shareholder can resell their holdings in reliance on Rule 144.

The term "Form 10 information" means the information that is required by SEC Form 10, to register under the Exchange Act each class of securities being sold under Rule 144. The Form 10 information is deemed filed when the initial filing is made with the SEC.  Under Rule 144, restricted or unrestricted securities, that were initially issued by a reporting or non-reporting shell company or a company that was at any time previously a reporting or non-reporting shell company, can only be resold in reliance on Rule 144 if the following conditions are met: (1) the issuer of the securities that was formerly a reporting or non-reporting shell company has ceased to be a shell company; (2) the issuer of the securities is subject to the reporting requirements of Section 13 or 15(d) of the Exchange Act; (3) the issuer of the securities has filed all reports and material required to be filed under Section 13 or 15(d) of the Exchange Act, as applicable, during the preceding twelve months (or shorter period that the issuer was required to file such reports and materials), other than Form 8-K reports; and (4) at least one year has elapsed from the time the issuer filed the current Form 10 type information with the SEC reflecting its status as an entity that is not a shell company.

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Because we are a “shell company” the holders of our restricted securities will not be able to sell their securities in reliance on Rule 144 and we cannot file registration statements under Section 5 of the Securities Act using a Form S-8, until we cease being a “shell company”

We are a “shell company” as that term is defined by the applicable federal securities laws.  Specifically, because of the nature and amount of our assets and our very limited operations, pursuant to applicable federal rules, we are considered a “shell company”.  Applicable provisions of Rule 144 specify that during that time that we are a “shell company” and for a period of one year thereafter, holders of our restricted securities cannot sell those securities in reliance on Rule 144. This restriction may have potential adverse effects on future efforts to form additional capital through unregistered offerings. Another implication of us being a shell company is that we cannot file registration statements under Section 5 of the Securities Act using a Form S-8, a short form of registration to register securities issued to employees and consultants under an employee benefit plan. As result, one year after we cease being a shell company, assuming we are current in our reporting requirements with the Securities and Exchange Commission and have filed current “Form 10 information” with the SEC reflecting our status as an entity that is no longer a shell company for a period of not less than 12 months, holders of our restricted securities may then sell those securities in reliance on Rule 144 (provided, however, those holders satisfy all of the applicable requirements of that rule). For us to cease being a “shell company” we must have more than nominal operations and more that nominal assets or assets which do not consist solely of cash or cash equivalents. Shares purchased in this offering, which will be immediately resalable, and sales of all of our other shares if and when applicable restrictions against resale expire, could have a depressive effect on the market price, if any, of our common stock and the shares we are offering.

We may issue additional common shares in the future, which would reduce our current investors’ percentage of ownership and which may dilute our share value.

Our Certificate of Incorporation authorizes the issuance of 75,000,000 shares of common stock, of which 15,000,000 shares are issued and outstanding. The future issuance of additional shares of common stock which we are currently authorized to issue may result in substantial dilution in the percentage of our stock held by our then existing stockholders. We may value any common stock issued in the future on an arbitrary basis. The issuance of common stock for future services or acquisitions or other corporate actions may have the effect of diluting the value of the shares held by our investors, and might have an adverse effect on any trading market for our common stock. Additionally, the terms of any preferred stock that we might issue may substantially dilute the voting rights of our then-current stockholders, or may require us to pay significant dividends before any distributions may be made to our other stockholders.

FINRA sales practice requirements may limit a stockholder’s ability to buy and sell our stock.

In addition to the “penny stock” rules described below, FINRA has adopted rules that require that in recommending an investment to a customer, a broker-dealer must have reasonable grounds for believing that the investment is suitable for that customer. Prior to recommending speculative low priced securities to their non-institutional customers, broker-dealers must make reasonable efforts to obtain information about the customer’s financial status, tax status, investment objectives and other information. Under interpretations of these rules, FINRA believes that there is a high probability that speculative low priced securities will not be suitable for at least some customers. The FINRA requirements make it more difficult for broker-dealers to recommend that their customers buy our common stock, which may have the effect of reducing the level of trading activity in our common stock. As a result, fewer broker-dealers may be willing to make a market in our common stock, reducing a stockholder’s ability to resell shares of our common stock.

Our common stock will be subject to the “Penny Stock” Rules of the SEC and the trading market in our securities will be limited, which will make transactions in our stock cumbersome, which may reduce the value of an investment in our stock.

The Securities and Exchange Commission has adopted Rule 15g-9 which establishes the definition of a “penny stock” for the purposes relevant to us, as any equity security that has a market price of less than $5.00 per share or an exercise price of less than $5.00 per share, subject to certain exceptions.  For any transaction involving a penny stock, unless exempt, the rules require:

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that a broker or dealer approve a person’s account for transactions in penny stocks; and

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that the broker or dealer receive from the investor a written agreement to the transaction, setting forth the identity and quantity of the penny stock to be purchased.

In order to approve a person’s account for transactions in penny stocks, the broker or dealer must:

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obtain financial information and investment experience objectives of the person; and

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make a reasonable determination that the transactions in penny stocks are suitable for that person and that the person has sufficient knowledge and experience in financial matters to be capable of evaluating the risks of transactions in penny stocks.

The broker or dealer must also deliver, prior to any transaction in a penny stock, a disclosure schedule prescribed by the Commission relating to the penny stock market, which, in highlight:

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sets forth the basis on which the broker or dealer made the suitability determination; and

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confirms that the broker or dealer received a signed, written agreement from the investor prior to the transaction

Generally, brokers may be less willing to execute transactions in securities subject to the “penny stock” rules. This may make it more difficult for investors to dispose of our common shares thus causing a decline in the market value of our stock.

Disclosure also has to be made about the risks of investing in penny stocks in both public offerings and in secondary trading and about the commissions payable to both the broker-dealer and the registered representative, current quotations for the securities and the rights and remedies available to an investor in cases of fraud in penny stock transactions. Finally, monthly statements have to be sent disclosing recent price information for the penny stock held in the account and information on the limited market in penny stocks.

There is no current trading market for our securities and if a trading market does not develop, purchasers of our securities may have difficulty selling their shares.

There is currently no established public trading market for our securities and an active trading market in our securities may not develop or, if developed, may not be sustained. We intend to have a market maker apply for admission to quotation of our securities on the OTC Markets after the registration statement relating to this Prospectus is declared effective by the SEC. We do not yet have a market maker who has agreed to file such an application. If for any reason our common stock is not quoted on the Over-the-Counter Bulletin Board or a public trading market does not otherwise develop, purchasers of the shares may have difficulty selling their common stock should they desire to do so. No market makers have committed to becoming market makers for our common stock and none may do so. There is no assurance that a market maker will file an application for quotation of our stock, or that such an application, if filed, will be accepted.

The price of our shares in this offering was arbitrarily determined by us and may not reflect the actual market price for the securities.

The offering price of the common stock was determined by us arbitrarily. The price is not based on our financial condition and prospects, market prices of similar securities of comparable publicly traded companies, certain financial and operating information of companies engaged in similar activities to ours, or general conditions of the securities market. The price may not be indicative of the market price, if any, for the common stock in the trading market after this offering. The market price of the securities offered herein, if any, may decline below the offering price. The stock market has experienced extreme price and volume fluctuations. In the past, securities class action litigation has often been instituted against various companies following periods of volatility in the market price of their securities. If instituted against us, regardless of the outcome, such litigation would result in substantial costs and a diversion of management’s attention and resources, which would increase our operating expenses and affect our financial condition and business operations.

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The requirements of being a public company may strain our resources and distract our management.

After this Offering is completed, the Company intends to file a Form 8-A in order to register its common stock under the Securities Exchange Act of 1934. As a public company, we will be subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, or the Exchange Act, and the Sarbanes-Oxley Act of 2002, or the Sarbanes-Oxley Act. These requirements may place a strain on our systems and resources. The Exchange Act requires that we file annual, quarterly and current reports with respect to our business and financial condition. The Sarbanes-Oxley Act requires that we maintain effective disclosure controls and procedures and internal controls for financial reporting. We will be required to document and test our internal control procedures in order to satisfy the requirements of Section 404 of the Sarbanes-Oxley Act, which requires annual management assessments of the effectiveness of our internal controls over financial reporting and a report by our independent registered public accountants addressing these assessments. During the course of our testing, we may identify deficiencies which we may not be able to remediate in time to meet the deadline imposed by the Sarbanes-Oxley Act for compliance with the requirements of Section 404. In addition, if we fail to achieve and maintain the adequacy of our internal controls, as such standards are modified, supplemented or amended from time to time, we may not be able to ensure that we can conclude on an ongoing basis that we have effective internal controls over financial reporting in accordance with Section 404 of the Sarbanes-Oxley Act.

As an emerging growth company we intend to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

In order to maintain and improve the effectiveness of our disclosure controls and procedures and internal control over financial reporting, significant resources and management oversight will be required. This may divert management’s attention from other business concerns, which could have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, we may need to hire additional accounting and financial staff with appropriate public company experience and technical accounting knowledge, and we cannot assure you that we will be able to do so in a timely fashion.

You may have limited access to information regarding our business because our obligations to file periodic reports with the SEC could be automatically suspended under certain circumstances.

As of effectiveness of our registration statement of which this prospectus is a part, we will be required to file periodic reports with the SEC which will be immediately available to the public for inspection and copying (see “Where You Can Find More Information” elsewhere in this prospectus).

Except during the year that our registration statement becomes effective, these reporting obligations may (in our discretion) be automatically suspended under Section 15(d) of the Exchange Act if we have less than 300 shareholders and do not file a registration statement on Form 8A (which we currently intend to file).  If this occurs after the year in which our registration statement becomes effective, we will no longer be obligated to file periodic reports with the SEC and your access to our business information would then be even more restricted.  After this registration statement on Form S-1 becomes effective, we will be required to deliver periodic reports to security holders.

However, we will not be required to furnish proxy statements to security holders and our directors, officers and principal beneficial owners will not be required to report their beneficial ownership of securities to the SEC pursuant to Section 16 of the Exchange Act.  Previously, a company with more than 500 shareholders of record and $10 million in assets had to register under the Exchange Act.  However, the JOBS Act raises the minimum shareholder threshold from 500 to either 2,000 persons or 500 persons who are not "accredited investors" (or 2,000 persons in the case of banks and bank holding companies).  The JOBS Act excludes securities received by employees pursuant to employee stock incentive plans for purposes of calculating the shareholder threshold.  This means that access to information regarding our business and operations will be limited.

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Upon effectiveness of this registration statement, we will be subject to the 15(d) reporting requirements under the Securities Exchange Act of 1934, which does not require a company to file all the same reports and information as fully reporting companies.

Upon effectiveness of this registration statement, we will be subject to the 15(d) reporting requirements according to the Securities Exchange Act of 1934. As a Section 15(d) filer, we will be required to file quarterly and annual reports during the fiscal year in which our registration statement is declared effective; however, such duty to file reports shall be suspended as to any fiscal year, other than the fiscal year within which such registration statement became effective, if, at the beginning of such fiscal year the securities of each class are held of record by less than 300 persons.  In addition, as a filer subject to Section 15(d) of the Exchange Act, we are not required to prepare proxy or information statements; our common stock will not be subject to the protection of the going private regulations; we will be subject to only limited portions of the tender offer rules; our officers, directors, and more than ten (10%) percent shareholders are not required to file beneficial ownership reports about their holdings in our company; that these persons will not be subject to the short-swing profit recovery provisions of the Exchange Act; and that more than five percent (5%) holders of classes of our equity securities will not be required to report information about their ownership positions in the securities. As such, shareholders will not have access to certain material information which would otherwise be required if it was a fully reporting company pursuant to an Exchange Act registration

If we are not required to continue filing reports under Section 15(d) of the Securities Exchange Act of 1934 in the future, for example because we have less than three hundred shareholders of record at the end of the first fiscal year in which this registration statement is declared effective, and we do not file a Registration Statement on Form 8-A, our common shares (if listed or quoted) would no longer be eligible for quotation, which could reduce the value of your investment.

As a result of this offering as required under Section 15(d) of the Securities Exchange Act of 1934, we will file periodic reports with the Securities and Exchange Commission as required under Section 15(d). However, if in the future we are not required to continue filing reports under Section 15(d), for example because we have less than three hundred shareholders of record at the end of the first fiscal year in which this registration statement is declared effective, and we do not file a Registration Statement on Form 8-A upon the occurrence of such an event, our common stock can no longer be quoted on the OTC Markets OTC Link, which could reduce the value of your investment.  Of course, there is no guarantee that we will be able to meet the requirements to be able to cease filing reports under Section 15(d), in which case we will continue filing those reports in the years after the fiscal year in which this registration statement is declared effective.  Filing a registration statement on Form 8-A will require us to continue to file quarterly and annual reports with the SEC and will also subject us to the proxy rules of the SEC.  In addition, our officers, directors and 10% stockholders will be required to submit reports to the SEC on their stock ownership and stock trading activity.

Because we do not intend to pay any cash dividends on our common stock, our stockholders will not be able to receive a return on their shares unless they sell them.

We intend to retain any future earnings to finance the development and expansion of our business. We do not anticipate paying any cash dividends on our common stock in the foreseeable future. Unless we pay dividends, our stockholders will not be able to receive a return on their shares unless the value of such shares appreciates and they sell them. There is no assurance that stockholders will be able to sell shares when desired.

If our shares are quoted on the over-the-counter bulletin board, we will be required to remain current in our filings with the SEC and our securities will not be eligible for quotation if we are not current in our filings with the SEC.

In the event that our shares are quoted on the over-the-counter bulletin board, we will be required to remain current in our filings with the SEC in order for shares of our Common Stock to be eligible for quotation on the over-the-counter bulletin board. In the event that we become delinquent in our required filings with the SEC, quotation of our Common Stock will be terminated following a 30-day grace period if we do not make our required filing during that time. If our shares are not eligible for quotation on the over-the-counter bulletin board, investors in our Common Stock may find it difficult to sell their shares.

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If quoted, the price of our common stock may be volatile, which may substantially increase the risk that you may not be able to sell your shares at or above the price that you may pay for the shares.

Even if our shares are quoted for trading on the Over-the-Counter Bulletin Board or other Over-the-Counter market following this offering and a public market develops for our common stock, the market price of our common stock may be volatile.  It may fluctuate significantly in response to the following factors:

•

variations in quarterly operating results;

•

our announcements of the acquisition of assets and achievement of milestones, or the inability to so acquire assets or achieve milestones;

•

our relationships with other companies or capital commitments;

•

additions or departures of key personnel;

•

sales of capital stock or termination of stock transfer restrictions;

•

changes in financial estimates by securities analysts, if any; and

•

fluctuations in stock market price and volume

Any trading market that may develop may be restricted by virtue of state securities “Blue Sky” laws to the extent they prohibit trading absent compliance with individual state laws.

There is no public market for our Common Stock, and there can be no assurance that any public market will develop in the foreseeable future. Transfer of our Common Stock may also be restricted under the securities laws or securities regulations promulgated by various states and foreign jurisdictions, commonly referred to as “Blue Sky” laws. Absent compliance with such individual state laws, our Common Stock may not be traded in such jurisdictions. Because the securities registered hereunder have not been registered for resale under the “Blue Sky” laws of any state, the holders of such shares and persons who desire to purchase them in any trading market that might develop in the future, should be aware that there may be significant state “Blue Sky” law restrictions upon the ability of investors to sell the securities and of purchasers to purchase the securities. These restrictions prohibit the secondary trading of our Common Stock.

We intend to apply for listing with Standard and Poor’s Corporate Manual, a leading provider of business and financial information on publicly listed and quoted companies, which, once published, will provide us with “manual” exemptions in approximately 39 states, the District of Columbia, Guam, Puerto Rico and U.S.  Virgin Islands, as indicated in CCH Blue Sky Law Desk Reference at Section 6301 entitled “Standard Manuals Exemptions.”

Thirty-nine states, certain U.S. Territories (Guam, Puerto Rico and U.S. Virgin Islands) and the District of Columbia have what is commonly referred to as a “manual exemption” for secondary trading of securities such as those to be resold by persons who purchase shares under this prospectus.   In these states, territories and district, so long as we obtain and maintain a listing with Standard and Poor’s Corporate Manual or in Mergent, Inc., secondary trading of our common stock can occur without filing, review or approval by state regulatory authorities in these states, territories and district.  These 39 states are: Alaska, Arizona, Arkansas, Colorado, Connecticut, Delaware, Florida, Hawaii, Idaho, Indiana, Iowa, Kansas, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Montana, Nebraska, Nevada, New Hampshire, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Rhode Island, South Carolina, South Dakota, Texas, Utah, Vermont, Washington, West Virginia, Wisconsin and Wyoming.   We cannot secure this listing, and thus this qualification, until after our registration statement is declared effective.  Once we secure this listing, secondary trading can occur in these states without further action.

We currently do not intend to and may not be able to qualify securities for resale in other states which require shares to be qualified before they can be resold by our stockholders. Accordingly, investors should consider the secondary market for our securities to be a limited one.

Voting control of our common stock is possessed by William Webber. This concentration of ownership could discourage or prevent a potential takeover of Axeture, Corp. that might otherwise result in your receiving a premium over the market price for your common stock.

The voting control of our common stock is possessed by William Webber, our President, Chief Executive Officer, Treasurer and Director, who was issued 15,000,000 shares, or 100%, of our common stock for $15,000 in

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the year 2015.  Holders of our common stock are entitled to one non-cumulative vote on all matters submitted to our stockholders. The result of this concentration of ownership and voting control is that William Webber has the ability to control all matters submitted to our stockholders for approval and to control our management and affairs, including extraordinary transactions such as mergers and other changes of corporate control, and going private transactions. Additionally, this concentration of voting power could discourage or prevent a potential takeover of the Company that might otherwise result in your receiving a premium over the market price for your common stock. After this Offering, assuming all of the shares in this Offering are sold, which there can be no guarantee, Mr. Webber will still retain 66.7% ownership and control in the Company.

Our articles of incorporation provide for indemnification of Officers and Directors at our expense and limit their liability, which may result in a major cost to us and hurt the interests of our stockholders because corporate resources may be expended for the benefit of Officers and/or Directors.

Our articles of incorporation and applicable Nevada law provide for the indemnification of our Directors, Officers, employees, and agents, under certain circumstances, against attorney’s fees and other expenses incurred by them in any litigation to which they become a party arising from their association with or activities on our behalf.

We will also bear the expenses of such litigation for any of our Directors, Officers, employees, or agents, upon such person’s promise to repay us if it is ultimately determined that any such person shall not have been entitled to indemnification. This indemnification policy could result in substantial expenditures by us, which we will be unable to recoup.

We have been advised that, in the opinion of the SEC, indemnification for liabilities arising under federal securities laws is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against these types of liabilities, other than the payment by us of expenses incurred or paid by a Director, Officer or controlling person in the successful defense of any action, suit or proceeding, is asserted by a Director, Officer or controlling person in connection with the securities being registered, we will (unless in the opinion of our counsel, the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction, the question whether indemnification by us is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue. The legal process relating to this matter, if it were to occur, is likely to be very costly and may result in us receiving negative publicity, either of which factors is likely to materially reduce the market and price for our shares, if such a market ever develops.

CAUTIONARY NOTICE REGARDING FORWARD-LOOKING STATEMENTS

This Prospectus contains projections and statements relating to the Company that constitute “forward-looking statements.”  These forward-looking statements may be identified by the use of predictive, future-tense or forward-looking terminology, such as “intends,” “believes,” “anticipates,” “expects,” “estimates,” “may,” “will,” “might,” “outlook,” “could,” “would,” “pursue,” “target,” “project,” “plan,” “seek,” “should,” “assume,” or similar terms or the negatives thereof.  Such statements speak only as of the date of such statement, and the Company undertakes no ongoing obligation to update such statements.  These statements appear in a number of places in this Prospectus and include statements regarding the intent, belief or current expectations of the Company, and its respective Director, Officer or advisors with respect to, among other things:

•

trends affecting the Company’s financial condition, results of operations or future prospects

•

the Company’s business and growth strategies

•

the Company’s financing plans and forecasts

•

the factors that management expects to contribute to its success and the Company’s ability to be successful in the future

•

the Company’s business model and strategy for realizing positive results when sales begin

•

competition, including the Company’s ability to respond to such competition and its expectations regarding continued competition in the market in which the Company competes

•

expenses

•

the Company’s expectations with respect to continued disruptions in the global capital markets and reduced levels of consumer spending and the impact of these trends on its financial results

•

the Company’s ability to meet its projected operating expenditures and the costs associated with development of new projects

•

the Company’s ability to pay dividends or to pay any specific rate of dividends, if declared

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•

the impact of new accounting pronouncements on its financial statements

•

that the Company’s cash flows from operating activities will be sufficient to meet its projected operating expenditures for the next twelve months

•

the Company’s market risk exposure and efforts to minimize risk

•

development opportunities and its ability to successfully take advantage of such opportunities

•

regulations, including anticipated taxes, tax credits or tax refunds expected

•

the outcome of various tax audits and assessments, including appeals thereof, timing of resolution of such audits, the Company’s estimates as to the amount of taxes that will ultimately be owed and the impact of these audits on the Company’s financial statements

•

the Company’s overall outlook including all statements under Management’s Discussion and Analysis or Plan of Operation

•

that estimates and assumptions made in the preparation of financial statements in conformity with US GAAP may differ from actual results, and

•

expectations, plans, beliefs, hopes or intentions regarding the future.

Potential investors are cautioned that any such forward-looking statements are not guarantees of future performance and involve significant risks and uncertainties, and that, should conditions change or should any one or more of the risks or uncertainties materialize or should any of the underlying assumptions of the Company prove incorrect, actual results may differ materially from those projected in the forward-looking statements as a result of various factors, some of which are unknown.  The factors that could adversely affect the actual results and performance of the Company include, without limitation:

•

the Company’s inability to raise additional funds to support operations if required

•

the Company’s inability to effectively manage its growth

•

the Company’s inability to achieve greater and broader market acceptance in existing and new market segments

•

the Company’s inability to successfully compete against existing and future competitors

•

the effects of intense competition that exists in the industry

•

the effects of an economic downturn and its effect on consumer spending

•

the risk that negative industry or economic trends, reduced estimates of future cash flows, disruptions to the Company’s business or lack of growth in the business, may result in significant write-downs or impairments in future periods

•

the effects of events adversely impacting the economy or the effects of the current economic recession, war, terrorist or similar activity or disasters

•

financial community perceptions of the Company and the effect of economic, credit and capital market conditions on the economy and,

•

other factors described elsewhere in this Prospectus, or other reasons.

Potential investors are urged to carefully consider such factors.  All forward-looking statements attributable to the Company or persons acting on its behalf are expressly qualified in their entirety by the foregoing cautionary statements and the “Risk Factors” described herein.

ITEM 4. USE OF PROCEEDS

This Offering is being made without the involvement of underwriters or broker-dealers. This means the Company will receive $100,000 if all of the Shares of Common Stock offered hereunder are purchased. However, the Company cannot guarantee that it will sell any or all of the Shares being offered by the Company. The “Use of Proceeds” Chart below estimates the use of proceeds, given the varying levels of success of the Offering.

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Shares Offered (% Sold)	10,000,000 Shares Sold (100%)	7,500,000 Shares Sold (75%)	5,000,000 Shares Sold (50%)	2,500,000 Shares Sold (25%)
Gross Offering Proceeds	$100,000	$75,000	$50,000	$25,000
Approximate Offering Expenses (1)
SEC Filings	1,000	1,000	1,000	1,000
Transfer Agent	1,000	1,000	1,000	1,000
Misc. Expenses	600	600	600	600
Legal and Accounting	10,000	10,000	10,000	10,000
Total Offering Expenses	12,600	12,600	12,600	12,600
Total Net Offering Proceeds	87,400	62,400	37,400	12,400
Principal Uses of Net Proceeds (2)
Accounting Fees	8,000	8,000	8,000	8,000
Legal Fees	1,600	1,600	1,600	1,600
Edgar Fees	1,700	1,700	1,700	1,700
Office Supplies	1,600	1,200	800	0
Sales and Marketing	27,500	18,500	9,000	0
Salaries/ Contractors	21,000	12,000	2,800	0
Mobile Application	15,000	13,000	12,000	1,100
Mobile Application Ongoing Development	5,000	2,400	0	0
Website	6,000	4,000	1,500	0
Total Principal Uses of Net Proceeds	$87,400	$62,400	$37,400	$12,400
Amount Unallocated	-0-	-0-	-0-	-0-

(1)  Offering expenses have been rounded to $12,600 and have heretofore been partially paid from the proceeds from the Company’s sale of shares to its President.

(2)  Any line item amounts not expended completely shall be held in reserve as working capital and subject to reallocation to other line item expenditures as required for ongoing operations.

If 100% of the offered Shares are sold the Company will receive the maximum proceeds of $87,400 after paying the Company’s offering expenses. The Company plans to allocate the net proceeds from this Offering as follows:  $27,500 to our Sales and Marketing Budget, $21,000 to Salaries for employees and independent contractors, $15,000 for the development of our Mobile Application, $6,000 for the construction of our website, $5,000 to the ongoing development and optimization of our mobile application, $9,600 to accounting and legal fees, $1,700 to Edgar fees and $1,600 office supplies. If we raise the full amount from this Offering, we will be able to implement all of expenditures listed in our Plan of Operations.

If 75% of the offered Shares are sold the Company will receive $62,400, after paying offering expenses.  In this case, the Company plans to allocate the net proceeds from this Offering as follows: $18,500 to our Sales and Marketing Budget, $12,000 to Salaries for employees and independent contractors, $13,000 for the development of our Mobile Application, $4,000 to the construction of our website, $2,400 to the ongoing development and optimization of our mobile application, $9,600 to accounting and legal fees, $1,700 to Edgar fees and $1,200 in office supplies. If we sell 75% of the offered Shares we will still be able to build our website and have sufficient marketing budget that we will have the ability to get our application out in the market; though to a lesser extent than if we raised the full 100%. If we raise 75% of the Offering the Company would be able to most of our Plan of Operations by further developing our mobile application, and we would be able to hire more contractors. We would not be able to fully implement all of our Plan of Operations, as we would not be able to initiate as strong of a sales and marketing campaign or hire as many contractors as we plan to.

If 50% of the offered Shares are sold the Company would receive $37,400, after paying offering expenses. The Company would further cut the funding to its use of proceeds as follows: $9,000 to our Sales and Marketing Budget, $2,800 to Salaries for employees and independent contractors, $12,000 for the development of our Mobile

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Application, $1,500 to the construction of our website, $9,600 to accounting and legal fees, $1,700 to Edgar fees and $800 to office supplies. At this level the Company would be still be able to complete our mobile application and initiate a smaller sales and marketing campaign. We would still be able to hire a contractor, but at a lesser extent than if we were fully funded. At this level of financial raise, we would be constrained in hiring contractors, or paying salaries, also we would not have sufficient funds to pay for any ongoing mobile application development.

If the Company sells 25% of the Shares under the Offering it would be severely restricted in its operating plans and only have sufficient proceeds to cover offering expenses, operate the Company for the year, and it will have to pay the remainder of the expenses out of additional financing which it has not yet received. The Company will still spend $1,100 on Mobile Application, and $9,600 to accounting and legal fees and we would not have sufficient proceeds to develop our application, build our website or hire any employees or contractors. In this instance, it will have to seek out additional capital from alternate sources to fully execute the plan of operations. If such funds are not available, the business would likely fail and any investment would be lost. If we only raise 25% of the Offering, we will only be able to partially implement our Plan of Operations. We would be able to start to develop a basic mobile application and have enough money to pay for 12 months of operations.

See “Description of Business - The Company - Plan of Operations” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” for additional information.

The funds from this Offering may not be used to pay William Webber for his services to the Company, prior to, during, and subsequent to the Offering. There can be no assurance that the Company will raise any funds through this Offering and if a limited amount of funds are raised, the Company will use such funds according to its best judgment in accordance with the foregoing “Use of Proceeds” chart and the explanations thereto. This discretion is not unlimited and any such change in the use of proceeds as discussed above would be restricted to a proportionate reduction in funds allocated to each specific item listed, and would not differ materially from the “Use of Proceeds” chart. To the extent the offering proceeds do not cover any professional fees incurred by the Company, management anticipates paying for any such expenses out of any additional funding or revenues the Company receives.

If the Company requires additional funding, it will seek such funds from friends, family, and business acquaintances of our Officer and Director in order to continue operations. As with any form of financing, there are uncertainties concerning the availability of such funds, and the likelihood that such funds will be available to the Company on acceptable terms since the Company has not received any firm commitments or indications of interest from the friends, family members, or business acquaintances of our Officer and Director regarding potential investments in the Company.

ITEM 5. DETERMINATION OF OFFERING PRICE

We have proposed a selling price of $.01 per share. The offering price has no relationship to any established criteria of value, such as book value or earnings per share. Consequently, we cannot determine what the actual value of our common stock will be either now or at the time of sale. If our shares become quoted on the Over-The-Counter Bulletin Board, our shareholders may sell all or a portion of their shares in the over-the-counter market at prices prevailing at the time of sale, or related to the market price at the time of sale, or at other negotiated prices.

ITEM 6. DILUTION

Dilution represents the difference between the offering price and the net tangible book value per share immediately after completion of this offering.

Net tangible book value is the amount that results from subtracting total liabilities and intangible assets from total assets.  Dilution arises mainly as a result of the arbitrary determination of the offering price of the Shares being offered.  Dilution of the value of the Shares you purchase is also a result of the lower book value of the shares held by the existing stockholders.

As of December 31, 2015, the net tangible book value of the Company shares was $(4,947) or approximately $(0.00033) per share, based upon 15,000,000 shares outstanding.

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We are offering shares of our common stock at a fixed Offering Price of $0.01 per share through this Offering.  Since inception, November 13, 2015, our sole Officer and Director has purchased shares of our common stock for $0.001 per share.  Following is a table detailing dilution as of December 31, 2015, to investors if 100%, 75%, 50%, or 25% of the Offering is sold.

	100% of offered Shares are sold	75% of offered Shares are sold	50% of offered Shares are sold	25% of offered Shares are sold
Offering Price	$.01 per share	$.01 per share	$.01 per share	$.01 per share
Net tangible book value at 11/30/15	$(0.00033) per share	$(0.00033) per share	$(0.00033) per share	$(0.00033) per share
Net tangible book value after giving effect to the Offering	$0.0038 per share	$0.0031 per share	$0.0023 per share	$0.0011 per share
Increase in net tangible book value per share attributable to cash payments made by new investors	$0.0041 per share	$0.0034 per share	$0.0026 per share	$0.0021 per share
Per Share Dilution to New Investors	$0.0062 per share	$0.0069 per share	$0.0077 per share	$0.0089 per share
Percent Dilution to New Investors	62%	69%	77%	89%

The following table summarizes the number and percentage of shares purchased the amount and percentage of consideration paid and the average price per Share paid by the existing stockholders and by new investors in this offering:

	Total Price Per Share	Number of Shares Held	Percent of Ownership	Consideration Paid
Our Officer and Director	$0.001	15,000,000	66.7%	$15,000
Investors in This Offering	$ .01	10,000,000	33.3%	$100,000

ITEM 7. SELLING STOCKHOLDERS

Our current shareholder is not selling any of the Shares being offered in this Prospectus.

ITEM 8. PLAN OF DISTRIBUTION

This is a self-underwritten offering.  This Prospectus is part of a prospectus that permits the Company’s Officer and Director to sell the Shares being offered by the Company directly to the public, with no commission or other remuneration payable to him for any Shares he may sell.  There are no plans or arrangements to enter into any contracts or agreements to sell the Shares with a broker or dealer.  The sole Officer and Director will sell the Shares and intends to offer them to friends, family members and business acquaintances. In offering the securities on the Company’s behalf, he will rely on the safe harbor from broker dealer registration set out in Rule 3a4-1 under the Securities Exchange Act of 1934.

The Company’s Officer and Director will not register as a broker-dealer pursuant to Section 15 of the Securities Exchange Act of 1934, in reliance upon Rule 3a4-1, which sets forth those conditions under which a person associated with an Issuer, may participate in the offering of the Issuer's securities and not be deemed to be a broker-dealer.

a.

Its Officers and Directors are not subject to a statutory disqualification, as that term is defined in Section 3(a)(39) of the Act, at the time of their participation; and,

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b.

Its Officers and Directors will not be compensated in connection with their participation by the payment of commissions or other remuneration based either directly or indirectly on transactions in securities; and

c.

Its Officers and Directors are not, nor will they be at the time of their participation in the offering, an associated person of a broker-dealer; and

d.

Its Officers and Directors meet the conditions of paragraph (a)(4)(ii) of Rule 3a4-1 of the Exchange Act, in that they (A) primarily perform, or are intended primarily to perform at the end of the offering, substantial duties for or on behalf of the company, other than in connection with transactions in securities; and (B) is not a broker or dealer, or been an associated person of a broker or dealer, within the preceding twelve months; and (C) have not participated in selling and offering securities for any Issuer more than once every twelve months other than in reliance on Paragraphs (a)(4)(i) or (a)(4)(iii).

Our Officer, Director, control person and affiliate does not intend to purchase any Shares in this offering.

Additionally, our common stock may be subject to the “penny stock” rules adopted under Section 15(g) of the Exchange Act. The penny stock rules generally apply to companies whose common stock is not listed on The NASDAQ Stock Market or other national securities exchange and trades at less than $5.00 per share, other than companies that have had average revenue of at least $6,000,000 for the last three years or that have tangible net worth of at least $5,000,000 ($2,000,000 if the company has been operating for three or more years). These rules require, among other things, that brokers who trade penny stock to persons other than “established customers” complete certain documentation, make suitability inquiries of investors and provide investors with certain information concerning trading in the security, including a risk disclosure document and quote information under certain circumstances. Many brokers have decided not to trade penny stocks because of the requirements of the penny stock rules and, as a result, the number of broker-dealers willing to act as market makers in such securities is limited. If we remain subject to the penny stock rules for any significant period, it could have an adverse effect on the market for our securities. If our securities are subject to the penny stock rules, investors will find it more difficult to dispose of our securities.

Terms of the Offering, Shares being Offered by the Company

The Shares being offered by the Company will be sold at the fixed price of $.01 per Share until the completion of this offering.  There is no minimum amount of subscription required per investor, and subscriptions, once received and accepted, are irrevocable.

This offering will commence on the date of this prospectus and continue for a period of 180 days, unless extended by the Company’s Board of Directors for an additional 90 days. If the Board of Directors votes to extend the offering for the additional 90 days, a post-effective amendment to the registration statement will be filed to notify subscribers and potential subscribers of the extended offering period.  The offering proceeds received from investors will be immediately available to the Company.

Deposit of Offering Proceeds

This is a “best efforts” offering, so the Company is not required to sell any specific number or dollar amount of securities but will use its best efforts to sell the securities offered. The Company has made no arrangements to place subscription funds in an escrow, trust or similar account which means that all funds collected for subscriptions will be immediately available to the Company for use in the implementation of its business plan.

Procedures and Requirements for Subscription

If you decide to subscribe for any Shares being sold by the Company in this offering, you will be required to execute a Subscription Agreement and tender it, together with a check, bank draft or cashier’s check payable to the Company. Subscriptions, once received and accepted by the Company, are irrevocable.  All checks for subscriptions should be made payable to the Axeture, Corp.

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ITEM 9. DESCRIPTION OF SECURITIES TO BE REGISTERED

Trading History

There is currently no public or other market for our Common Stock, and we cannot guarantee that any such market will develop in the foreseeable future. We intend to engage one or more registered broker-dealers to file an application with FINRA on our behalf so as to be able to quote the shares of our Common Stock on OTC Markets Pink Sheets. As of the date of this Prospectus, we have not identified any such broker-dealers and are not in negotiations with any. There can be no assurance that any such broker-dealer will ever file such an application, or that such an application, if filed, will be accepted.

Common Stock

Our authorized capital stock consists of 75,000,000 shares of Common Stock, with a par value of $0.001 per share. As of December 31, 2015, there were 15,000,000 shares of our Common Stock issued and outstanding. Our shares are held by One (1) stockholder of record. The holders of Company common stock (i) have equal ratable rights to dividends from funds legally available therefore, when, as and if declared by its Board of Directors; (ii) are entitled to share in all of its assets available for distribution to holders of common stock upon liquidation, dissolution or winding up of its affairs; (iii) do not have preemptive, subscription or conversion rights and there are no redemption or sinking fund provisions or rights; and (iv) are entitled to one non-cumulative vote per share on all matters on which stockholders may vote.

Preferred Stock

The authorized capital stock of the Company consists of no shares of preferred stock.

Share Purchase Warrants

Prior to this offering, we have not issued and do not have outstanding any warrants to purchase shares of our Common Stock.

Options

We have not issued and do not have outstanding any options to purchase shares of our Common Stock. We do not have any stock option plans.

Convertible Securities

We have not issued and do not have outstanding any securities convertible into shares of our Common Stock or any rights convertible or exchangeable into shares of our Common Stock.

Voting Rights

Directors of the Company are elected at the annual meeting of stockholders by a plurality of the votes cast at the election.  Holders of shares of the Company’s common stock do not have cumulative voting rights, which means that the holders of more than 50% of the outstanding shares, voting for the election of Directors, can elect all of the Directors to be elected, if they so choose, and, in such event, the holders of the remaining shares will not be able to elect any of its Directors. After this offering is complete and presuming all the 10,000,000 shares are sold, the present stockholder will own 66.7% of its outstanding shares and the purchasers in this offering will own, in the aggregate, 33.3% of its outstanding shares. Stockholders have no pre-emptive rights.

Cash Dividends

As of the date of this prospectus, the Company has not paid any cash dividends to stockholders. The declaration of any future cash dividend will be at the discretion of the Board of Directors and will depend upon the earnings of the Company, if any, its capital requirements and financial position, the general economic conditions, and other pertinent conditions.  It is the Company’s present intention not to pay any cash dividends in the foreseeable future, but rather to reinvest earnings, if any, in its business operations.

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ITEM 10. INTERESTS OF NAMED EXPERTS AND COUNSEL

None of the below described experts or counsel have been hired on a contingent basis and none of them will receive a direct or indirect interest in the Company.

The audited financial statements for the year ending November 30, 2015 that have been included in this prospectus have been audited by Gillespie & Associates, PLLC.

Included are the financial statements in reliance on their report, given upon their authority as experts in accounting and auditing.

The Law Office of Andrew Coldicutt has passed upon the validity of the shares being offered and certain other legal matters and is representing the Company in connection with this offering.

ITEM 11.  INFORMATION WITH RESPECT TO THE REGISTRANT

A. Description of the Business

We were incorporated in the State of Nevada on November 13, 2015. Our general business strategy is to develop a mobile phone organization application that will allow the user to place all of the user’s phone applications (game applications, websites applications, magazine applications, etc.) into an easy to use, customizable, mobile application where they can easily find and open their most used mobile applications as well as receive information and advertisements that are directed towards the users interests, based on what they have placed in the mobile application. We believe that there is a commercial potential for this customizable area on the mobile phone as currently people mainly use the screens that the mobile phone companies provide and have only a limited ability to customize their application groupings on their mobile phones.

Our ability to obtain the necessary financing to complete the development of the application and to become profitable is dependent on raising money in the future.

On November 13, 2015, we appointed William Webber to be the President, Chief Executive Officer, Treasurer, Chief Financial Officer, and Director of the Company.

We received our initial funding of $15,000 through the sale of common stock to our President, William Webber, who purchased 15,000,000 shares of our common stock at $0.001 per share on December 3, 2015.

Axeture is a development stage company that does not currently have any business operations and has not generated any revenues. The Company will not be profitable until it derives sufficient revenues and cash flows from the marketing of its products. We have never declared bankruptcy, have never been in receivership, and we have never been involved in any legal action or proceedings. Neither we, nor our Officer, Director, promoters or affiliates, have had preliminary contact or discussions with, nor do we have any present plans, proposals, arrangements or understandings with, any representatives of the owners of any business or company regarding the possibility of another acquisition or merger.

Since we have a specific business plan, which we have begun to execute, by forming this company, have begun the process of raising funds to further implement our business plan and we have no plan to engage in a merger or acquisition of another entity, we believe that we are not a blank check company described in Rule 419 under the Securities Act of 1933.

As discussed in the Notes to the Financial Statements included in this Registration Statement, as of November 30, 2015, we had no revenues and had a negative cash flow of $4,947 for the period from November 13, 2015 (commencement of operations) to November 30, 2015. These factors raise substantial doubt that we will be able to continue operations as a going concern, and our independent auditors included an explanatory paragraph regarding this uncertainty in their report on our financial statements for the period from November 13, 2015 (commencement of operations) to November 30, 2015. Our ability to continue as a going concern is dependent upon our generating cash flow sufficient to fund operations. Our business strategy may not be successful in addressing these issues. If we cannot continue as a going concern, our stockholders may lose their entire investment in us.

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The Company

Business Strategy

We will be actively engaged in the development and launching of a mobile app for consumers and merchants. We are a development stage company that plans to develop and launch a mobile app for consumers and merchants. Axeture, Corp.’s operations to date have been devoted primarily to start-up and development activities. A mobile application or app is a computer program that is designed to run on mobile devices such as smartphones and tablet computers. Our planned app will provide individuals the ability to download the Axeture app on their mobile devices and they will be able to tailor the content. Individuals will open the app and we plan to provide drop down menus where the individual can place links and applications such as shopping, restaurants, games, videos, news and any other applications. The drop down menus will keep all their desired applications categorized and organized neatly under the Axeture app. We also plan to make our mobile app marketing based. The marketing component of the app we plan to develop will be for merchants and advertisers. Axeture believes it can attract nationally recognized merchants and advertisers, but we plan to structure our app to be more localized based on geography (such as cities and states) which we believe will distinguish us in the marketplace. We plan to generate revenue from our app by offering monthly and annual membership fees.  Monthly and annual fees will be closely analyzed and determined based on competitive rate that the market and business will bear and in addition we plan to offer banner advertising to local merchants and nationally recognized retailers. Merchants that utilize our app will know that their marketing dollars are reaching their desired target market because we plan to make our app geographically specific.

PRODUCT OVERVIEW

Axeture plans to provide apps that are innovative and user friendly. The concept behind our product is serving the needs of an increasingly technology driven marketplace. We plan to build cost effective apps that together with existing links and apps can streamline and create an enjoyable experience. Our goal is to market an app that the user accesses multiple times each day. In the morning they may access the app to view news, weather and any potential issues with the morning commute. In the afternoon the user may access the app to find coupons and or specials for lunch. In the evening the user may access the app to search for dinner specials, retail sales while out shopping, or to catch up on current events.

Our concept is to develop mobile application that will allow the mobile phone user to find and access all their favorite applications in an easy to use interface that is highly customizable by the user, as well as allowing advertisers to directly target our customers based on their specific interests.  We believe that there is a niche in this area as currently, mobile phone users are limited in their choice of display and access of their applications by the type of mobile phone that they use and because advertisers are also limited in their ability to send targeted advertisements to the users of applications on mobile phones.

Axeture’s planned business model creates an additional revenue stream from its advertising package to be known as the “My Hometown Directory”. We realize the need for a system of recognizing where the user is located and how to get local advertisers deals along with those of the larger international companies to the consumer with ease. While Axeture believes it can attract nationally recognized merchants and advertisers, we plan a more localized geographically based app which we believe will distinguish us in the marketplace. Merchants that utilize our app will know that their marketing dollars are reaching their desired target market because we plan to make our app geographically specific.

Axeture understands the compounding and ever growing demands in aggregating applications to provide a more efficient experience for its users. Overall, we plan to offer an app where the content can be tailored to the users’ interests, while also serving as a productive information tool.

Axeture plans to initially develop and offer three app versions:

Free User App – the customer will be able to down load our basic application. The free version will have very limited features, as well as limiting the number of links and applications that can be stored at once, but the belief is that the user will want to upgrade for a fee to the fully functioning tailoring features.

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User Paid App – for a nominal annual fee, the user can purchase the mobile app for their mobile device. The purchased app will allow the user to tailor their app to group other apps and links in drop down menus. In addition, Axeture plans to create user profiles and preferences so the user may receive desired promotions and special offers and advance notice to any promotions. In addition, Axeture plans to create user profiles to ensure that the users purchasing patterns determine the priority of advertisements.

Advertiser Pay – the merchant can purchase access to the app to advertise and place promotions, coupons or specials on the app. The user profiles we plan to include in our app will provide us with additional information to strategically and geographically help maximize the merchants advertising exposure and budget.

Development

Axeture plans to hire a computer software company to develop our app. Our President is in the process of evaluating software companies and their developers. Axeture plans a thorough due diligence process and anticipates selecting a software company upon the effectiveness of this Offering . Our President plans to work closely with the developer to assure our app includes the unique features we have selected to include. The Company believes this development will take approximately 100-150 hours to complete. Programming rates are structured based on the level of programming expertise required and we have budgeted programming rates from $60 per hour to $100 per hour to complete our app. We estimate that based on programming rates of $60 an hour for 100 hours it will cost us $6,000 to complete our application, or if programming costs us $100 an hour for 150 hours it will cost us $15,000 to complete our application. We anticipate the need for ongoing development and fine tuning and we have also incorporated those anticipated fees in our Use of Proceeds budget.

App Features

A cornerstone of Axeture is the belief that location detection and geographic targeting abilities will ensure long term company success. We want our app to be considered personal by the user and thus creating loyalty. In addition, location detection and geographical targeting will allow the Company to attract local and boutique merchant advertisers. Our app will feature drop-down menus where the user can categorize and keep organized desired links. This is an important feature and it requires simplicity to utilize and as user friendly as possible in its use.

The Company is headquartered in Palm Desert, CA and we initially plan to market our app in the upper Northwest of the United States. While our app will be functional in all of North America, we plan to initially concentrate our marketing efforts in the Northwest to maximize our budgeted marketing funds and to work out all the potential development bugs. Our mission is to develop easy to use streamlined technology. This will be accomplished by designing, developing and marketing our products for sale to meet the market demands of North America. What we learn from our planed roll outs will provide us with information to expand and develop new products for customers and merchants. The product will be developed as “simple and easy use” which we will also use as our motto. Its’ user friendly interface and capabilities to support and feature advertisers will complement a platform where information is captured. This information will be aggregated and used to further enhance the user experience the longer they remain a customer. The finished product will be cost effective and flexible in integration without becoming prohibitively expensive to maintain. The demand on technology is growing and we plan to continually develop easier and more efficient ways for our customers to organize it and use it to their advantage. Axeture’s approach is to create a source of revenue with relevant services with benefits to both the advertiser and the user.

Axeture intends to enter the market and create a reputable brand. Our business values have been established by determining how and what, will best serve the needs of the increasingly growing technology driven climate. Building cost effective products, providing software tools that securely streamline existing applications to create a more enjoyable experience for customers is the primary goal. Axeture believes in a sustainable business model with a valuable product that reduces the stress of too many applications while creating advertising opportunities that benefit both the vendor and customer. One aspect of our app is to connect the customer and the vendor while capturing the pattern of use to utilize and further supply the customer with useful advertising. It is a unique approach in that it connects individual applications the customer uses to work as one to meet the user’s needs. The potential market is vast in that there is an attraction for both local and nationwide use from the advertiser’s perspective.

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Vendors can send individual coupons as they see fit or they can send blanket advertising for all users. This allows for a personalized method for the vendors to follow. Axeture believes that there is a huge untapped market to bring together the reams of individual applications in a useful way for advertisers to more efficiently target their markets. Axeture has plans to design and develop a product that addresses the current needs of the technology driven mobile app world while procuring sustainable source of revenue.

MARKETING

Customers are looking for faster and easier ways to utilize technology in a way that makes their life easier. Axeture intends to develop and market integrated applications to meet their needs. Servicing this marketplace demand will create a solid and loyal foundation for future applications. Our goal is to link the Axeture brand to a reputation of stability, flexibility and cost effective solutions. We plan to market our app emphasizing that it can enhance user satisfaction, can improve efficiency, and can provide an additional source of revenue for merchant advertisers. Axeture plans to attract potential customers and merchant advertisers through strategic relationships and we plan on hiring professional sales/marketing personnel who are currently selling these types of applications to retail and commercial customers as the forward movement of the Company will support this expenditure. The Axeture app will be price sensitive to the current markets. We plan to market our mobile devices app for home, retail and commercial use.

Advertising and Marketing

Axeture plans an all-encompassing marketing campaign. We plan on utilizing conventional marketing strategies as well as longer term strategies such as social media. We have listed below marketing strategies we plan to incorporate. We plan to constantly evaluate and asses the effectiveness of our strategies. We believe that if we are diligent in our efforts then our campaigns will evolve and we will build a business for long term success.

•

We plan to use website optimization. Keyword research and the Google keyword tool website and use the keyword phrases that get the highest search volume.

•

Utilizing the top search engines: Google, Yahoo, DMOZ and Bing.

•

Axeture plans to create a social media presence for its website and products. We plan to create a Facebook group or Fan page, Twitter etc.

•

Axeture plans to utilize social bookmarking sites such as: Tumbler, Digg and delicious.com to build backlinks, and raise the planned website's presence in sites such as Google.

•

Axeture plans to create video marketing where we will create commercials about our product and upload them to YouTube. The videos will be linked to Facebook/Twitter/ etc. and we hope followers will forward these links to friends and associates.

•

Placing a sign-up form on our ecommerce website for visitors to subscribe to our website. Axeture plans to offer visitors a free product or another type of offer in exchange for their email information. This will create a large database of information to build a list. Axeture plans to send them additional offers, and keep them updated on new products, therefore, building a trusted relationship with them. We plan to market our products on the internet with our focus being to continuously evaluate and evolve our efforts so we can reach as many potential customers as possible. Marketing emphasis will be placed on ease of integration, compatibility with your favorite sites and apps, educational benefits, and the local Directory aspect. Axeture is committed to establishing strong customer relationships and will develop a customer relationship management model that will enable feedback from advertisers and users. At the present, our President will run the daily operations of Axeture. Once we have established operations and revenue that will support sustaining additional team members we plan to build a sales teams that will communicate with the customers and provide additional ongoing support after the sale is complete. This direct interaction will provide opportunities for the implementation of any further developed products as well as sustaining customer satisfaction and nurturing our brand recognition. We anticipate that revenue and profit margins will vary per territory as our services will be priced according to what each market will bear. Axeture will

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then endeavor to create a solid sales team base in all territories while maintaining core executive teams as management.

GROWTH STRATEGY OF THE COMPANY

The growth strategy of the Company is to develop software programs to support many other applications such as entertainment (streamed TV, Internet, and movies), telephone services, educational applications, advertising and directories. We plan to develop apps capable of interfacing with other media that the customer already uses. Axeture plans to expand its service base to include other advertising applications in the future as opportunities present themselves.

Although there have been other individual apps utilizing streaming and entertainment platforms, Axeture believes that there is a great demand to unify these applications bringing them together with a common denominator: the customers ever growing wants and needs. This product will bring all of these separate applications to the customer while enabling the merchants to provide applicable advertisements as the user’s patterns are aggregated.

Axeture plans to reach potential customers through strategic relationships with advertisers and suppliers. As the Company grows and our revenue increases we plan on hiring sales/ marketing personnel who are currently selling these types of applications to retail and commercial customers.

Expanding Our Services

Axeture plans to expand services and integrate technologies in hopes of increasing and diversifying revenue streams. These planned opportunities include:

•

Home applications

•

Retail applications

•

Commercial applications

PLAN OF OPERATIONS

12 Month Growth Strategy and Milestones Based on Minimum, 50% of Maximum, and Maximum Offering Proceeds Raised The following growth strategy and milestones are based on the estimates made by management. The Company planned the goals and milestones after deducting estimated offering expenses estimated to be $12,600. Management prepared the milestones based on three varying levels of offering raise success: Minimum Offering proceeds raised of $25,000, 50% of the Maximum Offering proceeds raised ($50,000), and the Maximum Offering proceeds raised of $100,000 through the offering. The costs associated with operating as a public company are included in all our budgeted scenarios and management is responsible for the preparation of the required documents to keep the costs to a minimum.

The working capital requirements and the projected milestones are approximations and subject to adjustments. Minimum Offering proceeds raised of $25,000 is budgeted to sustain operations for a twelve-month period. The minimum amount is sufficient to keep the Company current with its public compliance requirements with very nominal funds remaining for furthering the business of the Company. If we raise less than $25,000 we plan to proceed with our business plan as stated. We will resort to borrowing funds from our director or selling additional common stock. We have no commitments from our director or any other source to provide additional financing, and if we are unable to sell stock in this Offering we may not be able to raise money after this Offering through the sale of additional common stock.  If we are unable to raise a minimum of $25,000 from this offering and/or obtain such minimum amount in combination with other potential sources of equity and/or debt financing on a timely basis, we will only be able to maintain minimal operations and will not be able to expand our business. We do not have any arrangements to sell additional shares at this time other than the proceeds from this offering.

If the Company were to raise 50% of the Maximum Offering then we would be able to implement our business plan, develop and launch our mobile app. In the event we are successful in raising the Maximum Offering of $100,000; this will enable the Company to implement our business plan by developing and launching our mobile app which includes funds to market our app on an all-encompassing scale. If we begin to generate profits, we will increase our marketing and sales activity accordingly. We estimate that raising 50% of our Offering, will allow us to be able to finalize the development of our application, start marketing the application, selling the application and the

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advertising on the application which will allow us to begin generating revenue during the second quarter following closing of the offering.

Note: The Company planned the milestones based on quarters after the closing of our offering.

Quarter

0-3 Months

(estimated expenditures based on Minimum Offering raised $3,425)

(estimated expenditures based on 50% of Maximum Offering raised $16,525)

(estimated expenditures based on Maximum Offering raised $19,725)

•

Complete due diligence and hire computer programmer for design and development of our app

•

Initiate sales and marketing material

•

Evaluate web marketing options

•

Complete accounting, audit review and legal requirements to remain in compliance with governmental and regulatory agencies

4-6 Months

(estimated expenditures based on Minimum Offering raised $2,325)

(estimated expenditures based on 50% of Maximum Offering raised $6,825)

(estimated expenditures based on Maximum Offering raised $20,725)

•

Finalize computer program for running our app

•

Initiate web marketing efforts

•

Finalize sales and marketing material for distribution

•

Evaluate and hire third party or outside consultants to help expedite deficiencies

•

Complete accounting, audit review and legal requirements to remain in compliance with governmental and regulatory agencies

•

Perform due diligence on direct marketing campaign to other markets

7-9 Months

(estimated expenditures based on Minimum Offering raised $2,325)

(estimated expenditures based on 50% Maximum Offering raised $6,525)

(estimated expenditures based on Maximum Offering raised $23,225)

•

Increase marketing efforts to targeted merchant advertisers

•

Increase efforts to gain exposure in the marketplace by growing the number of app stores carrying our app

•

Evaluate and identify possible joint venture opportunities

•

Evaluate our app based on sales and user feedback and make app developmental upgrades

•

Evaluate overall operations to date and make positive adjustments

•

Complete accounting, audit review and legal requirements to remain in compliance with governmental and regulatory agencies

•

Initiate drafting of a two-year overall business plan utilizing the progress Axeture has made to date

10-12 Months

(estimated expenditures based on Minimum Offering raised $4,325)

(estimated expenditures based on 50% Maximum Offering raised $7,525)

(estimated expenditures based on Maximum Offering raised $23,725)

•

Analyze revenue generating effectiveness and make necessary adjustments/changes

•

Analyze marketing efforts to date and address necessary deficiencies

•

Further increase corporate exposure in the marketplace through sales and marketing efforts

•

Complete accounting, annual audit and legal requirements to remain in compliance with governmental and regulatory agencies

•

By this stage of our operations we hope to have identified additional revenue generating opportunities and incorporate them into a two-year marketing plan

We believe that our currently available capital resources will not meet our present and near-term cash needs and thus we will require additional cash resources, including the sale of equity and or debt securities, to meet our planned capital expenditures and working capital requirements for the next 12 months. We will require additional cash resources due to implement our business strategy, to develop our application and begin our marketing

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initiatives. If our own financial resources are insufficient to satisfy our capital requirements, we may seek to sell additional equity or debt securities or obtain additional credit facilities. The sale of additional equity securities will result in dilution to our stockholders. The incurrence of indebtedness will result in increased debt service obligations and could require us to agree to operating and financial covenants that could restrict our operations or modify our plans to grow the business. Financing may not be available in amounts or on terms acceptable to us, if at all. Any failure by us to raise additional funds on terms favorable to us, or at all, will limit our ability to expand our business operations and could harm our overall business prospects.

COMPETITOR ANALYSIS

The mobile app marketplace has many competitors and we consider them to be competent, experienced and they may have greater financial and marketing resources than we do at the present time. Some of our competitors also offer a wider range of products and have greater name recognition within the marketplace. Tapjoy and Venturebeat are two well recognized companies in the marketplace. Tapjoy was founded in 2007 and is headquartered in San Francisco, California. Tapjoy is a mobile advertising and app monetization platform that allows mobile app users to select in-app advertising in exchange for virtual rewards. Venturebeat was founded in 2006 and is headquartered in San Francisco, California. Venturebeat is a source for news, events, research, and perspectives on technology innovation.

Our Company is also subject to other competitive risks of early stage and commercial businesses generally, and of technology businesses in particular, including competing in an environment where other companies may be better financed or have more experience than the Company. See “Risk Factors.”

Patents, Trademarks and Licenses

We currently do not have any patents or trademarks; and we are not party to any license, franchise, concession, or royalty agreements or any labor contracts.

Government Regulation

We are not currently subject to direct federal, state or local regulation other than regulations applicable to businesses generally or directly applicable to electronic commerce. However, the internet is increasingly popular. As a result, it is possible that a number of laws and regulations may be adopted with respect to the internet. These laws may cover issues such as user privacy, freedom of expression, pricing, content and quality of products and services, taxation, advertising, intellectual property rights and information security. Furthermore, the growth of electronic marketing may prompt calls for more stringent consumer protection laws. Several states have proposed legislation to limit the uses of personal user information gathered online or require online services to establish privacy policies. The Federal Trade Commission has also initiated action against at least one online service regarding the manner in which personal information is collected from users and provided to third parties. We will not provide personal information regarding our users to third parties. However, the adoption of such consumer protection laws could create uncertainty in web usage and reduce the demand for our products.

We are not certain how our business may be affected by the application of existing laws governing issues such as property ownership, copyrights, encryption and other intellectual property issues, taxation, libel, obscenity and export or import matters. The vast majority of such laws were adopted prior to the advent of the internet. As a result, they do not contemplate or address the unique issues of the internet and related technologies. Changes in laws intended to address such issues could create uncertainty in the internet market place. Such uncertainty could reduce demand for services or increase the cost of doing business as a result of litigation costs or increased service delivery costs.

In addition, because our services result in the distribution of advertisements over the internet in multiple states and foreign countries, other jurisdictions may claim that we are required to qualify to do business in each such state or foreign country. We are qualified to do business only in Nevada. Our failure to qualify in a jurisdiction where it is required to do so could subject it to taxes and penalties. It could also hamper our ability to enforce contracts in such jurisdictions. The application of laws or regulations from jurisdictions whose laws currently apply to our business could have a material adverse affect on our business, results of operations and financial condition.

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Consumer Protection Regulation

Advertising and promotional activities presented to visitors on our application, our website, or our advertisers’ websites will be subject to federal and state consumer protection laws that regulate unfair and deceptive practices. We will also be subject to various other federal and state consumer protection laws.

The FTC and many state attorneys general are applying federal and state consumer protection laws to advertising activities and to require that the online collection, use and dissemination of data, including personal information, and the presentation of website content, comply with certain standards for notice, choice, security and access. Courts may also adopt these developing standards. In many cases, the specific limitations imposed by these standards are subject to interpretation by courts and other governmental authorities. We believe that we will be in compliance with the consumer protection standards that apply to our website, but a determination by a state or federal agency or court that any of our potential practices do not meet these standards could result in liability and adversely affect our business. New interpretations of these standards could also require us to incur additional costs and restrict our business operations. In addition, claims that we are violating any such standards could, even if we are not found liable, be expensive and time-consuming to defend and could result in adverse publicity that could harm our business.

In October 2009, the FTC adopted revised Guides Concerning the Use of Endorsements and Testimonials in Advertising. These Guides, which were last updated in 1980, became effective December 1, 2009. In addition to revising certain provisions regarding disclosures relating to endorsements and testimonials, the FTC clarified the Guides’ applicability to online and social media forums. In 2013, the FTC also revised guidance applicable to online advertising known as the Dot Com Disclosures, which was originally released in 2000. The revised Guides, the revised Dot Com Disclosures, and a 2013 FTC workshop on “native advertising” (i.e., blending advertising content with other content) may be an indication that the FTC may apply increased scrutiny to the use of endorsements, testimonials, and other advertising content online and through traditional media. To the extent we may rely on endorsements or testimonials, we will review any relevant relationships for compliance with the Guides and we will otherwise endeavor to follow legal standards applicable to advertising.

Data Protection Regulations

With the recent increase in publicity regarding data breaches resulting in improper dissemination of consumer information, many states have passed laws regulating the actions that a business must take if it experiences a data breach, such as prompt disclosure to affected customers. Generally, these laws are limited to electronic data and make some exemptions for smaller breaches. Congress has also been considering similar federal legislation relating to data breaches. The FTC has also prosecuted some data breach cases as unfair and/or deceptive acts or practices under the Federal Trade Commission Act. In addition to data breach notification laws, some states have enacted statutes and rules requiring businesses to reasonably protect certain types of personal information they hold or to otherwise comply with certain specified data security requirements for personal information. These laws may apply directly to our business or indirectly by contract when we provide services to other companies. We intend to continue to comprehensively protect all consumer data and to comply with all applicable laws regarding the protection of this data.

CAN-SPAM Act

On January 1, 2004, the Controlling the Assault of Non-Solicited Pornography and Marketing Act of 2003, or the CAN-SPAM Act, became effective. The CAN-SPAM Act regulates commercial emails, provides a right on the part of the recipient to request the sender to stop sending messages, and establishes penalties for the sending of email messages that are intended to deceive the recipient as to source or content. Under the CAN-SPAM Act, senders of commercial emails (and other persons who initiate those emails) are required to make sure that those emails do not contain false or misleading transmission information. Commercial emails are required to include a valid return email address and other subject heading information so that the sender and the internet location from which the message has been sent are accurately identified. Recipients must be furnished with an electronic method of informing the sender of the recipient’s decision to not receive further commercial emails. In addition, the email must include a postal address of the sender and notice that the email is an advertisement. We will apply the CAN-SPAM requirements to our future email communications, and believe that our email practices will comply with the requirements of the CAN-SPAM Act. Many states have also enacted anti-spam laws. The CAN-SPAM Act

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preempts many of these statutes. To the extent that these laws are not preempted, we believe that our future email practices comply with these laws.

Research and Development Activities and Costs

We have not incurred any expenses and have spent no time on specialized research and development activities, in the future we plan to undertake research and development of our application as further described in the Plan of Operations section.

Compliance with Environmental Laws

There are no special environmental laws for offering marketing and advertising services on the internet.

Employees

Other than our sole Officer and Director, we have no full-time or part-time employees of our business or operations who are employed at will by the Axeture, Corp.  Mr. Webber currently dedicates twenty-five hours per week to our business affairs.

B. Description of Property

Our offices are currently located at 76508 Sweet Pea Way, Palm Desert, CA 92211. Our telephone number is (360) 224 - 5416. We do not own any real property or significant assets. As we are not generating sufficient revenue at this time to justify a separate corporate office, the principal executive office is also the personal residence of our president and sole Director, William Webber. The Company has been provided the office space at no cost for a term of one year, from November 2015 until November 2016. Once our business grows and generates sufficient revenue, we will look for a more suitable office space in a separate corporate office.  Management believes that this office space will meet our needs for the next 12 months.

C. Legal Proceedings

The Company is not involved in any pending legal proceeding nor is it aware of any pending or threatened litigation against us.

D. Market for Common Equity and Related Stockholder Matters

No public market currently exists for shares of the Company’s common stock.  Following completion of this offering, The Company intends to contact an authorized market maker for sponsorship to have its common stock quoted on the Over-the-Counter Bulletin Board.

Penny Stock Rules

The Securities and Exchange Commission has adopted rules that regulate broker-dealer practices in connection with transactions in penny stocks. Penny stocks are generally equity securities with a price of less than $5.00 (other than securities registered on certain national securities exchanges or quoted on the NASDAQ system, provided that current price and volume information with respect to transactions in such securities is provided by the exchange or system).

A purchaser is purchasing penny stock which limits the ability to sell the stock. The shares offered by this prospectus constitute penny stock under the Securities and Exchange Act.  The shares will remain penny stocks for the foreseeable future.  The classification of penny stock makes it more difficult for a broker-dealer to sell the stock into a secondary market, which makes it more difficult for a purchaser to liquidate his/her investment.  Any broker-dealer engaged by the purchaser for the purpose of selling his or her shares in the Company will be subject to Rules 15g-1 through 15g-10 of the Securities and Exchange Act.  Rather than creating a need to comply with those rules, some broker-dealers will refuse to attempt to sell penny stock.

The penny stock rules require a broker-dealer, prior to a transaction in a penny stock not otherwise exempt from those rules, to deliver a standardized risk disclosure document, which:

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a.

contains a description of the nature and level of risk in the market for penny stock in both public offerings and secondary trading;

b.

contains a description of the broker's or dealer's duties to the customer and of the rights and remedies available to the customer with respect to a violation of such duties or other requirements of the Securities Act of 1934, as amended;

c.

contains a brief, clear, narrative description of a dealer market, including "bid" and "ask” price for the penny stock and the significance of the spread between the bid and ask price;

d.

contains a toll-free telephone number for inquiries on disciplinary actions;

e.

defines significant terms in the disclosure document or in the conduct of trading penny stocks; and

f.

contains such other information and is in such form (including language, type, size and format) as the Securities and Exchange Commission shall require by rule or regulation;

The broker-dealer also must provide, prior to effecting any transaction in a penny stock, to the customer:

1)

the bid and offer quotations for the penny stock;

2)

the compensation of the broker-dealer and its salesperson in the transaction;

3)

the number of shares to which such bid and ask prices apply, or other comparable information relating to the depth and liquidity of the market for such stock; and

4)

monthly account statements showing the market value of each penny stock held in the customer’s account.

In addition, the penny stock rules require that prior to a transaction in a penny stock not otherwise exempt from those rules; the broker-dealer must make a special written determination that the penny stock is a suitable investment for the purchaser and receive the purchaser's written acknowledgment of the receipt of a risk disclosure statement, a written agreement to transactions involving penny stocks, and a signed and dated copy of a written suitability statement.  These disclosure requirements will have the effect of reducing the trading activity in the secondary market for the Company’s stock because it will be subject to these penny stock rules. Therefore, shareholders may have difficulty selling their securities.

Holders of The Company’s Common Stock

As of the date of this Prospectus, the Company has one (1) shareholder of record.

Reports

As of effectiveness of our registration statement of which this prospectus is a part, we will be required to file periodic reports with the SEC which will be immediately available to the public for inspection and copying (see “Where You Can Find More Information” elsewhere in this prospectus).

Except during the year that our registration statement becomes effective, these reporting obligations may (in our discretion) be automatically suspended under Section 15(d) of the Exchange Act if we have less than 300 shareholders and do not file a registration statement on Form 8A (which we currently intend to file).  If this occurs after the year in which our registration statement becomes effective, we will no longer be obligated to file periodic reports with the SEC and your access to our business information would then be even more restricted.  After this registration statement on Form S-1 becomes effective, we will be required to deliver periodic reports to security holders. All reports and information filed by the Company can be found at the SEC website, www.sec.gov.

Stock Transfer Agent

The Company does not have a Stock Transfer Agent as of this filing, but will appoint one in the near future.

E.  Financial Statements

The Company's financial statements are below on page F-1.

F.  Selected Financial Data

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Working Capital	November 30, 2015 $
Total Assets	-
Total Liabilities	4,947
Working Capital	(4,947)

Cash Flows

For the Period from November 13, 2015 (date of inception) to November 30, 2015 $
Cash Flows from (used in) Operating Activities	$ (4,947)
Cash Flows from (used in) Investing Activities	-
Cash Flows from (used in) Financing Activities	$ 4,947
Net Increase (decrease) in Cash During Period	-

G.  Supplementary Financial Information

Included with the Financial Statements beginning on Page F-1 below.

H. Management's Discussion and Analysis or Plan of Operation

THE FOLLOWING DISCUSSION AND ANALYSIS SHOULD BE READ TOGETHER WITH THE FINANCIAL STATEMENTS OF AXETURE, CORP. AND THE NOTES TO FINANCIAL STATEMENTS INCLUDED ELSEWHERE IN THIS REGISTRATION STATEMENT ON FORM S-1.

Results for the Period from November 13, 2015 (Inception) through November 30, 2015

Revenues.

The Company’s revenues for the period November 13, 2015 (inception) through November 30, 2015, were $nil.

Cost of Revenues

The Company’s cost of revenues for the period November 13, 2015 (inception) through November 30, 2015, was $nil.

Gross Profit/Loss.

The Company’s gross profit for the period November 13, 2015 (inception) through November 30, 2015, was $nil.

General and Administrative Expenses.

General and administrative expenses for the period November 13, 2015 (inception) through November 30, 2015 were $4,947. General and administrative expenses consisted of incorporating the company and consulting expenses related to the drafting of this offering statement.

Net Loss.

Net income for the period November 13, 2015 (inception) through November 30, 2015 was $4,947.

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Impact of Inflation

We believe that the rate of inflation has had a negligible effect on our operations.

Liquidity and Capital Resources

The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan. Since its inception, the Company has been funded by related parties through capital investment.

As of November 30, 2015, total current assets were $nil.

As of November 30, 2015, total current liabilities were $4,947, which consisted of expenses in connection with the incorporation and consulting expenses related to this offering statement. We had working capital of $nil, as of November 30, 2015.

During the period from November 13, 2015 (inception) through November 30, 2015, operating activities used cash of $(4,947).

Intangible Assets

The Company’s intangible assets were $nil as of November 30, 2015.

Material Commitments

The Company’s material commitments were $nil as of November 30, 2015.

Going Concern.

We have not generated revenues and are dependent upon obtaining financing to pursue any mobile application business developments. For these reasons, the auditors stated in their report on the Company’s audited financial statements that they have substantial doubt that the Company will be able to continue as a going concern without further financing.

The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs for the next fiscal year and allow it to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. As of November 30, 2015, the Company has a net loss of $4,947, and if the Company is unable to obtain adequate capital, it could be forced to cease operations.

Over the next 12 months, the Company plans to start developing and selling its mobile applications and related products. Upon the completion of this Offering, the Company plans to develop its mobile application and then begin marketing the mobile application and begin receiving revenues; however, the Company estimates that if it raises 50% of this Offering that we will begin to generate revenues during the second quarter following the closing of this Offering.   In order to continue as a going concern during the next fiscal year, the Company if it does not raise enough funds from this Offering will need, among other things, additional capital resources. Management’s plan is to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

Future Financings.

We will continue to rely on equity sales of the Company’s common shares in order to continue to fund business operations. Issuances of additional shares will result in dilution to existing shareholders. There is no assurance that the Company will achieve any additional sales of the equity securities or arrange for debt or other financing to fund planned research and development of our web and mobile based products.

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Since inception, we have financed our cash flow requirements through issuance of common stock and related party loans. As we expand our activities, we may, and most likely will, continue to experience net negative cash flows from operations, pending receipt of revenues. Additionally, we anticipate obtaining additional financing to fund operations through common stock offerings, to the extent available, or to obtain additional financing to the extent necessary to augment our working capital. In the future we will need to generate sufficient revenues from sales in order to eliminate or reduce the need to sell additional stock or obtain additional loans. There can be no assurance we will be successful in raising the necessary funds to execute our business plan.

We anticipate that we will incur operating losses in the next twelve months. Our lack of operating history makes predictions of future operating results difficult to ascertain. Our prospects must be considered in light of the risks, expenses and difficulties frequently encountered by companies in their early stage of development, particularly companies in new and rapidly evolving markets. Such risks for us include, but are not limited to, an evolving and unpredictable business model and the management of growth.

To address these risks, we must, among other things, obtain a customer base, implement and successfully execute our business and marketing strategy, continually develop and upgrade our application and website, respond to competitive developments, and attract, retain and motivate qualified personnel. There can be no assurance that we will be successful in addressing such risks, and the failure to do so can have a material adverse effect on our business prospects, financial condition and results of operations.

Critical Accounting Policies.

Our financial statements and accompanying notes have been prepared in accordance with United States generally accepted accounting principles applied on a consistent basis. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

Management regularly evaluates the accounting policies and estimates that are used to prepare the financial statements. A complete summary of these policies is included in Note 2 of the Company’s audited financial statements. In general, management's estimates are based on historical experience, on information from third party professionals, and on various other assumptions that are believed to be reasonable under the facts and circumstances. Actual results could differ from those estimates made by management.

Recently Issued Accounting Pronouncements.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Off-Balance Sheet Arrangements.

The Company has no off-balance sheet arrangements that have or are reasonably likely to have a current or future effect on its financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources.

I. Changes In and Disagreements with Accountants on Accounting and Financial Disclosure.

Since inception, the Company has had no changes in or disagreements with its accountants. The Company’s audited financial statements have been included in this prospectus in reliance upon Gillespie & Associates, PLLC, Independent Registered Public Accounting Firm, as experts in accounting and auditing.

J.  Quantitative and Qualitative Disclosures about Market Risk

None.

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K.  Directors, Executive Officers, Promoters and Control Persons

Directors of the Company are elected by the shareholders to a term of one year and serve until their successors are elected and qualified.  Officers of the Company are appointed by the Board of Directors to a term of one year and serve until their successors are duly appointed and qualified, or until the Officer is removed from office. The Board of Directors has no nominating, auditing or compensation committees.

The name, address, age and position of the company Officer and Director is set forth below:

Name and Business Address	Age	Position	Director Since
William Webber	74	President, CEO, Treasurer, CFO, and Director	November 13, 2015

William Webber has held the offices/positions since the inception of the Company, and he is expected to hold said offices/positions until the next annual meeting of the shareholders. The person named above is the Company’s only Officer, Director, promoter and control person.

Background Information about The Company’s Officer and Director

William Stanley Webber – Age 74 – President, Secretary, Treasurer and Director – From 2013 to present Mr. Webber has been a self-employed entrepreneur, coming up with and refining the idea for his Axeture mobile application and related business.  From 2004 - 2013, President/Owner, Intercruises Logistics, Seattle, WA. Intercruises is a human logistics company and the organizational responsibilities were to ensure that for every single one of our over 700 cruise ship turnaround days per year along the West Coast of North America our staff of over 500 met each passenger at the terminal, airport or hotel they were coming from and they had a seamless move to one of the major cruise ships that we were representing typically by chartered busses. Mr. Webber was the face of the company and was in charge of the entire staff. His typical duties were to oversee all logistic movement via scheduling software that he implemented. Mr., Webber sold this company in 2013 to a competitor. From 1990 – 2013, President/Owner, Quay Cruise Ltd., Seattle, WA, as Owner/President, Mr. Webber oversaw a permanent staff of over 70 and a seasonal staff of over 400 in 12 offices along the west coast of North America. He was the face of the company and his responsibilities included oversight of every aspect of the business, from day-to-day operations, hiring of key staff members to implementing scheduling and billing software. Mr. Webber sold this company to a large private equity firm based out of Baltimore in 2007 and stayed on as President until 2013. From 1984 – 2004, President/Owner, Anchor Shipping Ltd., Vancouver, BC, Canada, Mr. Webber was responsible for over 50 employees that provided full service platform to ships that arrived in Canadian waters from virtually every part of the world. Mr. Webber sold this company to a competitor. Mr. Webber has a BSC Finance degree from the University of British Columbia.

Mr. Webber has not held any other Directorships in the past five years

Mr. Webber has not been involved in any legal proceedings in the past ten years.

Corporate Governance

The Company does not have a compensation committee and it does not have an audit committee financial expert. It does not have a compensation committee because its Board of Directors consists of only one Director whom is not independent, as he is also an Officer.  There is no independent audit committee financial expert because it is believed the cost related to retaining a financial expert at this time is prohibitive due to the current circumstances of the Company. Further, because there are only minimal operations at the present time, it is believed the services of a financial expert are not warranted.

Conflicts of Interest

The Company does not currently foresee any conflict of interest.

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Section 16(a) Beneficial Ownership Reporting Compliance

If we file a registration statement on Form 8-A we will be subject to Section 16(a) of the Securities Act of 1934. Section 16(a) of the Securities Exchange Act of 1934 requires the company Directors and executive Officers, and persons who own more than ten percent of the Company’s common stock, to file with the Securities and Exchange Commission initial reports of ownership and reports of changes of ownership of its common stock. Officers, Directors and greater than ten percent shareholders are required by SEC regulation to furnish the company with copies of all Section 16(a) forms they file.  The Company intends to ensure to the best of its ability that all Section 16(a) filing requirements applicable to its Officers, Directors and greater than ten percent beneficial owners are complied with in a timely fashion.

L.  Executive Compensation and Corporate Governance

The following summary compensation table sets forth all compensation awarded to, earned by, or paid to our named executive Officer paid by us during the period ended November 30, 2015, in all capacities for the accounts of our executives, including the Chief Executive Officer (CEO) and Chief Financial Officer (CFO):

SUMMARY COMPENSATION TABLE

Name and Principal Position	Year	Salary ($)	Bonus ($)	Stock Awards ($)	Option Awards ($)	Non-Equity Incentive Plan Compensation ($)	Non-Qualified Deferred Compensation Earnings ($)	All Other Compensation ($)	Totals ($)

William Webber, President, Chief Executive Officer, Treasurer, and Director	2015	$0	0	0	0	0	0	0	$0

Narrative Disclosure to Summary Compensation Table

There are no compensatory plans or arrangements, including payments to be received from the Company with respect to any executive Officer, that would result in payments to such person because of his or her resignation, retirement or other termination of employment with the Company, or its subsidiaries, any change in control, or a change in the person’s responsibilities following a change in control of the Company.

Outstanding Equity Awards at Fiscal Year-End

No executive Officer received any equity awards, or holds exercisable or unexercisable options, as of the period ended November 30, 2015.

OPTION AWARDS					STOCK AWARDS
Name	Number of Securities Underlying Unexercised Options (#) Exercisable	Number of Securities Underlying Unexercised Options (#) Unexercisable	Equity Incentive Plan Awards: Number of Securities Underlying Unexercised Unearned Options (#)	Option Exercise Price ($)	Option Expiration Date	Number of Shares or Units of Stock that have not Vested (#)	Market Value of Shares or Units of Stock that have not Vested ($)	Equity Incentive Plan Awards: Number of Unearned Shares, Units or Other Rights that have not Vested ($)	Equity Incentive Plan Awards: Market or Payout Value of Unearned Shares, Units or Other Rights that have not Vested ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
None	0	0	0	0	0	0	0	0	0

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Long-Term Incentive Plans

There are no arrangements or plans in which the Company would provide pension, retirement or similar benefits for our Director or executive Officer.

Compensation Committee

The Company currently does not have a compensation committee of the Board of Directors. The Board of Directors as a whole determines executive compensation.

Compensation of Directors

Directors are permitted to receive fixed fees and other compensation for their services as Directors. The Board of Directors has the authority to fix the compensation of Directors. No amounts have been paid to, or accrued to, Directors in such capacity.

Director Independence

The Board of Directors is currently composed of a single member. William Webber does not qualify as an independent Director in accordance with the published listing requirements of the NASDAQ Global Market. The NASDAQ independence definition includes a series of objective tests, such as that the Director is not, and has not been for at least three years, one of the Company’s employees and that neither the Director, nor any of his family members has engaged in various types of business dealings with us. In addition, the Board of Directors has not made a subjective determination as to each Director that no relationships exist which, in the opinion of the Board of Directors, would interfere with the exercise of independent judgment in carrying out the responsibilities of a Director, though such subjective determination is required by the NASDAQ rules. Had the Board of Directors made these determinations, the Board of Directors would have reviewed and discussed information provided by the Directors and the Company with regard to each Director’s business and personal activities and relationships as they may relate to the Company and its management.

Security Holders Recommendations to Board of Directors

The Company welcomes comments and questions from the shareholders. Shareholders can direct communications to the Chief Executive Officer, William Webber, at our executive offices. However, while the Company appreciates all comments from shareholders, it may not be able to individually respond to all communications. Management attempts to address shareholder questions and concerns in press releases and documents filed with the SEC so that all shareholders have access to information about the Company at the same time. William Webber collects and evaluates all shareholder communications. All communications addressed to the Director and executive Officer will be reviewed by William Webber, unless the communication is clearly frivolous.

M. Security Ownership of Certain Beneficial Owners and Management

The following table sets forth certain information at December 31, 2015, with respect to the beneficial ownership of shares of Common Stock by (i) each person known to the Company who owns beneficially more than 5% of the outstanding shares of Common Stock (based upon reports which have been filed and other information known to the Company), (ii) the Director, (iii) the Executive Officer and (iv) our Executive Officer and Director as a group. Unless otherwise indicated, each stockholder has sole voting and investment power with respect to the shares shown. As of December 31, 2015, the Company had 15,000,000 shares of Common Stock issued and outstanding.

Common Stock	Beneficial Name of Owner	No. of Shares of Common Stock	Percentage of Ownership(1)
	William Webber	15,000,000	100%
	Our Officer and Director as a Group	15,000,000	100%

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(1) Under Rule 13d-3 promulgated under the Exchange Act, a beneficial owner of a security includes any person who, directly or indirectly, through any contract, arrangement, understanding, relationship, or otherwise has or shares: (i) voting power, which includes the power to vote, or to direct the voting of shares; and (ii) investment power, which includes the power to dispose or direct the disposition of shares. Certain shares may be deemed to be beneficially owned by more than one person (if, for example, persons share the power to vote or the power to dispose of the shares). In addition, shares are deemed to be beneficially owned by a person if the person has the right to acquire the shares (for example, upon exercise of an option) within 60 days of the date as of which the information is provided. In computing the percentage ownership of any person, the amount of shares is deemed to include the amount of shares beneficially owned by such person (and only such person) by reason of these acquisition rights.

Changes in Control

There are no present arrangements or pledges of the Company’s securities which may result in a change in control of the Company.

Future Sales by Principal Shareholders

A total of 15,000,000 shares have been issued to the Company’s Officer, Director and affiliate and are restricted securities, as that term is defined in Rule 144 of the Rules and Regulations of the SEC promulgated under the Act. Restricted securities may be sold in the public market only if they have been registered or if they qualify for an exemption from registration under Rule 144 under the Securities Act. Any sale of these shares (after applicable restrictions expire) may have a depressive effect on the price of the Company’s common stock in any market that may develop, of which there can be no assurance.  The principal shareholders do not have any plans to sell their shares at any time after this offering is complete.

N. Transactions With Related Persons, Promoters And Certain Control Persons

We received our initial funding of $15,000 through the sale of common stock to our President, William Webber, who purchased 15,000,000 shares of our common stock at $0.001 per share on December 3, 2015.

The shares that were issued to William Webber were issued in transactions that were exempt from the registration requirements of the Securities Act pursuant to Section 4(2) of the Securities Act.

As of November 30, 2015, William Webber, our CEO advanced the Company a total of $4,974 to pay general operating costs. The advances are unsecured, non-interest bearing and due on demand.

Except for the foregoing, none of the following persons has any direct or indirect material interest in any transaction to which the Company was or is a party since the beginning of the last fiscal year, or in any proposed transaction to which the Company proposes to be a party:

(A) any of the Director(s) or executive Officer(s);

(B) any nominee for election as one of the Company’s Directors;

(C) any person who is known by the Company to beneficially own, directly or indirectly, shares carrying more than 5% of the voting rights attached to the Company’s Common Stock; or

(D) any member of the immediate family (including spouse, parents, children, siblings and in- laws) of any of the foregoing persons named in paragraph (A), (B) or (C) above.

There are not currently any conflicts of interest by or among the Company’s current Officer, Director, key employee or advisors. The Company has not yet formulated a policy for handling conflicts of interest, if any arise; however, it intends to do so upon completion of this offering and, in any event, prior to hiring any additional employees.

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INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to Directors, Officers and controlling persons of the small business issuer pursuant to the By-Laws of the Company, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a Director, Officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer, or other control person in connection with the securities being registered, the Company will, unless in the opinion of legal counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it, is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

AVAILABLE INFORMATION

The Company has filed a registration statement on Form S-1, of which this prospectus is a part, with the U.S. Securities and Exchange Commission (the “SEC”). We are subject to the informational requirements of the Exchange Act and, in accordance therewith, will file all requisite reports, such as Forms 10-K, 10-Q and 8-K, proxy statements, pursuant to Section 13(a) or 15(d) of the Exchange Act, and other information as required. Such reports, proxy statements, this registration statement and other information, may be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street NE, Washington, D.C. 20549. Copies of all materials may be obtained from the Public Reference Section of the SEC’s Washington, D.C. office at prescribed rates.  You may obtain information regarding the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an internet site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC at http://www.sec.gov. The Company will voluntarily provide electronic or paper copies of its filings with the SEC free of charge upon request.

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Axeture, Corp.

For the Period November 13, 2015 (Inception) to November 30, 2015

GILLESPIE & ASSOCIATES, PLLC

CERTIFIED PUBLIC ACCOUNTANTS

10544 ALTON AVE NE

SEATTLE, WA  98125

206.353.5736

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors

Axeture, Corp.

We have audited the accompanying balance sheet of Axeture, Corp. as of November 30, 2015 and the related statements of operations, stockholders’ deficit and cash flows for the period from November 13, 2015 (inception) through November 30, 2015. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining on a test basis, evidence supporting the amount and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, subject to the following paragraph, the financial statements referred to above present fairly, in all material respects, the financial position of Axeture, Corp. as of November 30, 2015 and the results of its operations and cash flows from November 13, 2015 (inception) through November 30, 2015 in conformity with generally accepted accounting principles in the United States of America.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As discussed in Note #3 to the financial statements, the company has had significant operating losses; a working capital deficiency and its need for new capital raise substantial doubt about its ability to continue as a going concern. Management’s plan in regard to these matters is also described in Note #3. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

/S/ GILLESPIE & ASSOCIATES, PLLC

GILLESPIE & ASSOCIATES, PLLC

Seattle, Washington

December 24, 2015

AXETURE, CORP. BALANCE SHEET
ASSETS	November 30, 2015
Current Assets:
Cash	$-
Total current assets	-
Total Assets	$-

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current Liabilities:
Due to an officer	$4,947
Total Liabilities	4,947

Stockholders’ Equity:
Common stock, par value $0.001; 75,000,000 shares authorized, no shares issued and outstanding	-
Additional paid in capital	-
Accumulated deficit	(4,947)
Total Stockholders’ Equity (Deficit)	(4,947)
Total Liabilities and Stockholders’ Equity (Deficit)	$-

 The accompanying notes are an integral part of these financial statements.

AXETURE CORP STATEMENT OF OPERATIONS
November 13, 2015 (inception) through November 30, 2015
Revenue	$-

Operating Expenses:
General and administrative	4,947

Total operating expenses	4,947

Loss from operations	(4,947)

Provision for Income Taxes	-

Net Loss	$(4,947)

Net Loss per share - basic	$-
Weighted average shares outstanding, basic & diluted	-

 The accompanying notes are an integral part of these financial statements.

AXETURE, CORP. STATEMENT OF STOCKHOLDERS’ EQUITY NOVEMBER 30, 2015
	Common Stock		Additional Paid In	Accumulated Deficit	Total
	Shares	Amount	Capital
Balance, November 13, 2015 (inception)	-	$-	$-	$-	$-
Net loss for the year ended November 30, 2015	-	-	-	(4,947)	(4,947)
Balance, November 30, 2015	-	$-	$-	$(4,947)	$(4,947)

 The accompanying notes are an integral part of these financial statements.

AXETURE CORP STATEMENT OF CASH FLOWS
November 13, 2015 (inception) through November 30, 2015
Cash flows used in operating activities:
Net loss	$(4,947)

Cash flows used in operating activities:	-

Cash flows from investing activities:	-

Cash flows from financing activities:
Advances from an officer	4,947
Net cash provided by financing activities	4,947

Increase (decrease) in cash:	-
Cash, beginning of year	-
Cash, end of year	$-

Supplemental Disclosures:
Interest paid	$-
Income taxes paid	$-
Supplemental disclosure of non-cash activities:
Expenses paid by related party loans	$4,947

The accompanying notes are an integral part of these financial statements.

AXETURE CORP

NOTES TO THE FINANCIAL STATEMENTS

NOVEMBER 30, 2015

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Axeture, Corp. (“the Company”) was incorporated under the laws of the State of Nevada on November 13, 2015.  Our business is focused on the development of a marketing application (“app”).

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with the original maturities of three months or less to be cash equivalents.  There were no cash equivalents as of November 30, 2015.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents and amounts due to shareholder.  The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company.  ASC Topic 825, “Financial Instruments,” defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest.

The three levels of valuation hierarchy are defined as follows:

•

Level 1.  Observable inputs such as quoted prices in active markets;

•

Level 2.  Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

•

Level 3.  Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Income Taxes

The Company follows Section 740-10-30 of the FASB Accounting Standards Codification, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the fiscal year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the fiscal years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Statements of Income in the period that includes the enactment date.

The Company adopted section 740-10-25 of the FASB Accounting Standards Codification (“Section 740-10-25”) with regards to uncertainty income taxes.  Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements.  Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.  The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement. Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures.  The Company had no material adjustments to its liabilities for unrecognized income tax benefits according to the provisions of Section 740-10-25.

Basic Income (Loss) Per Share

Basic income (loss) per share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. There are no such common stock equivalents outstanding as of November 30, 2015.

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and applicable. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

NOTE 3 – GOING CONCERN

The accompanying financial statements are prepared using the generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, the Company has had no revenue as of November 30, 2015 and has an accumulated deficit of $4,947. The Company currently has limited working capital, and has not completed its efforts to establish a stabilized source of revenue sufficient to cover operating costs over an extended period of time.

Management anticipates that the Company will be dependent, for the near future, on additional investment capital to fund operating expenses. The Company intends to position itself so that it may be able to raise additional funds through the capital markets.  In light of management’s efforts, there are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern.

NOTE 4 – RELATED PARTY TRANSACTIONS

As of November 30, 2015, the CEO advanced the Company a total of $4,974 to pay general operating costs. The advances are unsecured, non-interest bearing and due on demand.

NOTE 5 – INCOME TAXES

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The provision for Federal income tax consists of the following November 30:

2015
Federal income tax benefit attributable to:
Current Operations	$1,682
Less: valuation allowance	(1,682)
Net provision for Federal income taxes	$-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

2015
Deferred tax asset attributable to:
Net operating loss carryover	$1,682
Less: valuation allowance	(1,682)
Net deferred tax asset	$-

At November 30, 2015, the Company had net operating loss carry forwards of approximately $1,600 that may be offset against future taxable income from the year 2015 to 2033. No tax benefit has been reported in the November 30, 2015 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for Federal Income tax reporting purposes are subject to annual limitations. Should a change in ownership occur net operating loss carry forwards may be limited as to use in future years.

NOTE 6 – SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were available to be issued, December 24, 2015 and through the date of the filing, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the following.

On December 3, 2015, the Company sold 15,000,000 shares of common stock to its CEO for $15,000.

PROSPECTUS

Axeture, Corp.

76508 Sweet Pea Way,

Palm Desert, CA 92211

(360) 224 - 5416

$100,000

Up To 10,000,000 Shares of Common Stock Offered By the Company

DEALER PROSPECTUS DELIVERY OBLIGATION

Until _______________, 2016___, all dealers that effect transactions in these securities, whether or not participating in this Offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

_____________, 2016

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PART II.

INFORMATION NOT REQUIRED IN PROSPECTUS

Item 13.   Other expenses of issuance and distribution.

Expenses incurred or expected relating to this Prospectus and distributions are as follows:

SEC Filings fees	$ 800
Accounting Fees	$ 3,500
Blue Sky Fees	$ 800
Legal Fees	$ 7,500
Total Offering Expenses	12,600

Item 14. Indemnification of Directors and Officers

Our articles of incorporation provide that no Director or Officer shall be personally liable for damages for breach of fiduciary duty for any act or omission unless such acts or omissions involve intentional misconduct, fraud, knowing violation of law, or payment of dividends in violation of Section 78.300 of the Nevada Revised Statutes.

Our bylaws provide that we shall indemnify any and all of our present or former Directors and Officers, or any person who may have served at our request as Director or Officer of another corporation in which we own stock or of which we are a creditor, for expenses actually and necessarily incurred in connection with the defense of any action, except where such Officer or Director is adjudged to be liable for negligence or misconduct in performance of duty. To the extent that a Director has been successful in defense of any proceeding, the Nevada Revised Statutes provide that he shall be indemnified against reasonable expenses incurred in connection therewith.

We do not currently maintain standard policies of insurance under which coverage is provided (a) to our Directors, Officers, employees and other agents against loss arising from claims made by reason of breach of duty or other wrongful act, and (b) to us with respect to payments which may be made by us to such Officers and Directors pursuant to the above indemnification provision or otherwise as a matter of law, although we may do so in the future.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, Officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable.

Item 15.   Recent sales of unregistered securities.

Set forth below is information regarding the issuance and sales of securities without registration since inception.  No such sales involved the use of an underwriter; no advertising or public solicitation was involved; the securities bear a restrictive legend; and no commissions were paid in connection with the sale of any securities.

We received our initial funding of $15,000 through the sale of common stock to our President, William Webber, who purchased 15,000,000 shares of our common stock at $0.001 per share on December 3, 2015.

All of the above offerings and sales were deemed to be exempt under Section 4(2) of the Securities Act of 1933, as amended. No advertising or general solicitation was employed in offering the securities. The offerings and sales were made to a limited number of persons, and transfer was restricted by Axeture, Corp., in accordance with the requirements of the Securities Act of 1933.

Item 16. Exhibits

The following exhibits are included in this registration statement:

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Exhibit. No.	Description of Exhibit	Filing

3.1	Articles of Incorporation	Filed with the SEC on January 19, 2016, as part of the Company’s Form S-1 Registration statement.

3.2	By-laws	Filed with the SEC on January 19, 2016, as part of the Company’s Form S-1 Registration statement.

5.1	Legal Opinion of Law Office of Andrew Coldicutt	Filed with the SEC on January 19, 2016, as part of the Company’s Form S-1 Registration statement.

10.1	Form of Subscription Agreement	Filed with the SEC on January 19, 2016, as part of the Company’s Form S-1 Registration statement.

23.1	Consent of Gillespie & Associates, PLLC.	Filed herewith.

23.2	Consent of the Law Office of Andrew Coldicutt (attached as part of Exhibit 5.1)	Filed with the SEC on January 19, 2016, as part of the Company’s Form S-1 Registration statement.

Item 17.

Undertakings.

(A) The undersigned Registrant hereby undertakes:

(1) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i) To include any prospectus required by section 10(a)(3) of the Securities Act of 1933;

(ii) To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) (§230.424(b) of this chapter) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement.

(iii) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(2) That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(B) Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, Officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

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(C) That, for the purpose of determining liability under the Securities Act of 1933 to any purchaser:

(i) each prospectus filed pursuant to Rule 424(b) as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(D) For the purpose of determining liability of the registrant under the Securities Act of 1933 to any purchaser in the initial distribution of the securities:

(i) that in a primary offering of securities of the undersigned registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(a) Any preliminary prospectus or prospectus of the undersigned registrant relating to the offering required to be filed pursuant to Rule 424;

(b) Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned registrant or used or referred to by the undersigned registrant;

(c) The portion of any other free writing prospectus relating to the offering containing material information about the undersigned registrant or its securities provided by or on behalf of the undersigned registrant; and

(d) Any other communication that is an offer in the offering made by the undersigned registrant to the purchaser.

SIGNATURES

In accordance with the requirements of the Securities Act of 1933, the registrant certifies that it has reasonable grounds to believe that it meets all of the requirements for filing on Form S-1 and authorized this registration statement to be signed on its behalf by the undersigned, in Palm Desert, CA on March 31, 2016.

Axeture, Corp.

By	/s/William Webber
William Webber
Chief Executive Officer, Chief Financial Officer, Principal Accounting Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ William Webber

Chief Executive Officer

March 31, 2016

William Webber

Title

Date

/s/ William Webber

Principal Financial Officer

March 31, 2016

William Webber

Title

Date

/s/ William Webber

Principal Accounting Officer

March 31, 2016

William Webber

Title

Date

/s/ William Webber

 Director

March 31, 2016

William Webber

 Title

Date

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